UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

June 30, 2013

		Principal	Value
		Amount[o]	(U.S. $)
Agency Collateralized Mortgage Obligations – 6.36%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	USD	17,235	$19,388
Series 2002-T4 A3 7.50% 12/25/41		57,396	65,622
Series 2004-T1 1A2 6.50% 1/25/44		18,060	20,815
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		14,582	16,727
Series 1999-19 PH 6.00% 5/25/29		268,180	300,379
Series 2001-14 Z 6.00% 5/25/31		17,491	19,531
Series 2002-90 A1 6.50% 6/25/42		14,177	16,414
Series 2002-90 A2 6.50% 11/25/42		50,159	57,276
Series 2003-26 AT 5.00% 11/25/32		391,051	405,774
Series 2003-122 AJ 4.50% 2/25/28		3,860	3,864
Series 2005-22 HE 5.00% 10/25/33		423,933	435,763
Series 2005-29 QD 5.00% 8/25/33		494,779	506,301
Series 2005-94 YD 4.50% 8/25/33		61,177	61,258
Series 2005-110 MB 5.50% 9/25/35		249,667	272,284
@^Series 2007-30 OE 2.579% 4/25/37		6,993,664	6,058,890
•Series 2007-114 A6 0.393% 10/27/37		7,600,000	7,600,091
Series 2008-24 ZA 5.00% 4/25/38		19,492,014	20,884,134
@•✗Series 2009-2 AS 5.507% 2/25/39		5,549,178	705,032
@•✗Series 2009-68 SA 6.557% 9/25/39		1,090,995	169,910
Series 2009-94 AC 5.00% 11/25/39		400,000	436,710
•Series 2010-123 FE 0.673% 11/25/40		6,252,926	6,287,342
Series 2010-41 PN 4.50% 4/25/40		475,000	515,091
Series 2010-96 DC 4.00% 9/25/25		915,000	976,442
•✗Series 2012-122 SD 5.907% 11/25/42		950,113	243,310
•✗Series 2012-124 SD 5.957% 11/25/42		1,239,950	305,051
✗Series 2013-26 ID 3.00% 4/25/33		1,317,363	200,375
✗Series 2013-38 AI 3.00% 4/25/33		1,310,962	197,859
Series 2013-44 DI 3.00% 5/25/33		3,931,018	601,112
Fannie Mae Whole Loan REMIC Trust
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,226,929
Series 2004-W11 1A2 6.50% 5/25/44		85,741	95,975
Fannie Mae Whole Loan Trust Series 2004-W15 1A1 6.00% 8/25/44		117,992	133,405
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		77,629	88,516
Series 2165 PE 6.00% 6/15/29		259,186	289,562
Series 2326 ZQ 6.50% 6/15/31		135,882	151,784
Series 2557 WE 5.00% 1/15/18		504,803	537,981
Series 2762 LG 5.00% 9/15/32		566,930	575,191
Series 2802 NE 5.00% 2/15/33		267,257	273,515
Series 2827 TE 5.00% 4/15/33		699,948	721,918
Series 2840 OE 5.00% 2/15/33		605,082	617,790
Series 2864 PE 5.00% 6/15/33		282,789	288,453
Series 2869 BG 5.00% 7/15/33		67,725	69,273
Series 2881 TE 5.00% 7/15/33		374,893	383,636
Series 2889 OG 5.00% 5/15/33		33,704	34,192
Series 2890 PD 5.00% 3/15/33		450,252	455,146
Series 2893 PD 5.00% 2/15/33		26,370	26,720
Series 2915 KD 5.00% 9/15/33		186,926	191,516
Series 2938 ND 5.00% 10/15/33		348,369	357,588
Series 2939 PD 5.00% 7/15/33		221,125	225,130
Series 2941 XD 5.00% 5/15/33		660,379	667,454
Series 2987 KG 5.00% 12/15/34		839,847	864,173
Series 3131 MC 5.50% 4/15/33		81,061	81,577
Series 3143 BC 5.50% 2/15/36		6,893,060	7,609,766
Series 3145 LN 4.50% 10/15/34		149,103	153,713
@•✗Series 3289 SA 6.558% 3/15/37		3,187,774	502,904
Series 3476 Z 5.50% 7/15/38		13,097,010	14,595,635
Series 3626 MA 5.00% 2/15/30		1,514,731	1,563,934
Series 3656 PM 5.00% 4/15/40		770,000	842,455
Series 4065 DE 3.00% 6/15/32		120,000	122,086
•✗Series 4148 SA 5.908% 12/15/42		1,473,843	381,278
✗Series 4185 LI 3.00% 3/15/33		969,813	144,983
✗Series 4191 CI 3.00% 4/15/33		397,186	65,603

tFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	23,666	28,711
Series T-58 2A 6.50% 9/25/43	12,773	14,327
GNMA
@•✗Series 2007-64 AI 6.358% 10/20/37	10,684,861	1,454,399
@•✗Series 2008-65 SB 5.808% 8/20/38	3,161,024	431,529
@•✗Series 2009-2 SE 5.628% 1/20/39	8,795,573	876,208
Series 2010-113 KE 4.50% 9/20/40	1,170,000	1,276,986
•Series 2012-H29 SA 0.713% 10/20/62	7,383,623	7,389,906
Total Agency Collateralized Mortgage Obligations (cost $90,720,356)		95,194,592

Agency Mortgage-Backed Securities – 16.18%
Fannie Mae
5.50% 3/1/37	63,841	68,312
5.50% 7/1/37	551,693	590,339
6.50% 8/1/17	23,202	25,703
•Fannie Mae ARM
2.402% 10/1/33	23,126	23,910
2.402% 7/1/37	114,195	120,987
2.81% 11/1/35	107,377	113,729
5.157% 8/1/35	21,134	22,687
5.818% 8/1/37	113,939	122,869
Fannie Mae Relocation 30 yr
5.00% 11/1/33	4,426	4,717
5.00% 1/1/34	8,607	9,171
5.00% 11/1/34	17,811	18,976
5.00% 4/1/35	32,417	34,518
5.00% 10/1/35	25,530	27,184
5.00% 1/1/36	59,626	63,490
Fannie Mae S.F. 15 yr
2.50% 2/1/28	1,419,821	1,430,513
2.50% 5/1/28	202,681	204,176
3.00% 11/1/27	222,796	229,690
3.00% 5/1/28	135,875	140,060
3.50% 7/1/26	474,603	496,573
3.50% 10/1/26	441,485	460,263
4.00% 11/1/25	1,682,504	1,797,538
4.50% 8/1/18	160,087	170,129
4.50% 7/1/20	453,997	482,361
5.00% 5/1/21	54,993	58,712
Fannie Mae S.F. 15 yr TBA
2.50% 7/1/28	26,279,000	26,430,924
3.00% 7/1/28	16,639,000	17,114,772
3.50% 7/1/28	2,225,000	2,317,477

Fannie Mae S.F. 20 yr
3.50% 4/1/33	76,264	78,567
4.50% 10/1/23	209,563	225,067
5.00% 11/1/23	41,393	44,884
5.00% 6/1/25	164,857	178,748
5.00% 11/1/25	204,664	220,434
5.00% 7/1/27	190,840	205,262
5.00% 3/1/28	604,084	653,411
5.00% 4/1/28	983,460	1,063,957
5.00% 7/1/28	76,885	83,162
5.00% 4/1/29	796,958	857,184
5.50% 7/1/24	232,565	254,410
5.50% 10/1/24	71,285	78,069
5.50% 12/1/24	242,244	265,216
5.50% 8/1/28	773,478	838,752
5.50% 12/1/29	63,887	69,350
Fannie Mae S.F. 30 yr
3.50% 7/1/42	69,694	70,845
3.50% 3/1/43	168,241	171,104
4.00% 10/1/40	58,991	61,486
4.00% 11/1/40	547,583	570,739
4.00% 1/1/41	920,691	959,625
4.00% 2/1/41	908,028	949,392
4.00% 7/1/41	1,062,740	1,112,585
4.00% 9/1/41	134,347	140,154
4.00% 12/1/41	1,493,869	1,557,043
4.00% 3/1/42	774,347	808,537
4.00% 1/1/43	3,043,795	3,174,937
4.50% 5/1/35	261,423	277,323
4.50% 8/1/35	581,477	615,020
4.50% 9/1/35	414,136	438,026
4.50% 7/1/36	149,531	158,212
4.50% 5/1/39	571,855	612,443
4.50% 4/1/40	195,137	206,749
4.50% 8/1/40	923,681	976,964
4.50% 11/1/40	505,280	535,349
4.50% 12/1/40	258,536	275,543
4.50% 2/1/41	230,497	244,396
4.50% 3/1/41	1,278,036	1,355,107
4.50% 4/1/41	164,740	176,063
4.50% 5/1/41	574,856	609,815
4.50% 8/1/41	1,016,910	1,078,234
4.50% 10/1/41	555,096	588,571
4.50% 11/1/41	484,533	513,753
4.50% 1/1/42	491,379	526,488
5.00% 5/1/33	474,814	516,764
5.00% 3/1/34	7,907	8,556
5.00% 4/1/34	44,919	48,549
5.00% 8/1/34	76,714	82,877
5.00% 4/1/35	14,997	16,526
5.00% 1/1/37	27,669	29,735
5.00% 5/1/37	646,946	695,264
5.00% 7/1/37	8,232	8,847
5.00% 10/1/37	19,955	21,445
5.00% 12/1/37	10,951	11,769
5.00% 2/1/38	68,764	73,901
5.00% 3/1/38	665,659	715,374
5.00% 4/1/38	63,005	67,710
5.00% 6/1/38	23,907	25,693
5.00% 2/1/39	534,930	574,885
5.00% 4/1/39	307,674	331,590
5.00% 5/1/40	470,750	508,472
5.00% 8/1/40	13,363	14,545
5.50% 12/1/33	69,754	77,855
5.50% 2/1/35	974,076	1,088,470
6.00% 9/1/36	89,296	98,925
6.00% 8/1/38	368,535	400,536
6.00% 12/1/38	41,067	44,630
6.50% 11/1/33	8,610	9,602
6.50% 2/1/36	230,726	259,418
6.50% 3/1/36	278,874	310,651
6.50% 6/1/36	426,983	477,461
6.50% 2/1/38	113,386	126,552
6.50% 11/1/38	37,171	40,990
7.50% 3/1/32	974	1,162
7.50% 4/1/32	4,245	4,964
7.50% 6/1/32	1,621	1,792

Fannie Mae S.F. 30 yr TBA
3.00% 7/1/43		79,814,000	77,980,768
3.50% 7/1/43		11,178,000	11,347,416
4.50% 7/1/43		4,894,000	5,178,464
4.50% 8/1/43		33,000,000	34,856,250
5.00% 7/1/43		20,000,000	21,523,438
Freddie Mac 4.50% 1/1/41		855,623	883,035
•Freddie Mac ARM
2.342% 12/1/33		79,888	84,745
2.615% 7/1/36		80,238	85,809
2.883% 4/1/34		4,204	4,454
2.93% 5/1/37		434,337	462,907
5.494% 2/1/38		367,026	394,352
Freddie Mac Relocation 30 yr 5.00% 9/1/33		617	655
Freddie Mac S.F. 15 yr
4.50% 5/1/20		238,512	250,908
5.00% 6/1/18		83,392	88,090
Freddie Mac S.F. 20 yr
5.50% 10/1/23		130,811	141,868
5.50% 8/1/24		38,457	41,688
Freddie Mac S.F. 30 yr
3.00% 11/1/42		475,143	464,443
4.00% 10/1/40		518,171	539,156
4.00% 11/1/40		337,068	350,719
4.50% 10/1/39		705,811	743,135
4.50% 11/1/39		1,194,867	1,258,051
6.00% 8/1/38		560,135	613,047
6.00% 10/1/38		825,502	902,959
6.50% 11/1/33		37,391	42,242
6.50% 1/1/35		191,270	216,390
6.50% 8/1/38		103,682	114,940
7.00% 1/1/38		99,571	113,293
GNMA I S.F. 30 yr 7.00% 12/15/34		330,637	382,250
GNMA II 30 yr 6.00% 4/20/34		14,332	15,898
Total Agency Mortgage-Backed Securities (cost $245,614,492)			242,237,636

Collateralized Debt Obligations – 0.77%
#•Black Diamond CLO Series 2005-1A A1A 144A 0.522% 6/20/17		11,864	11,864
#•BlueMountain CLO Series 2005-1A A1F 144A 0.513% 11/15/17		220,529	219,612
•Euro-Galaxy CLO Series 2006-1X A2 0.448% 10/23/21	EUR	3,458,785	4,353,409
#•Franklin CLO Series 5A A2 144A 0.533% 6/15/18	USD	4,099,174	4,025,061
#•Halcyon Structured Asset Management Long Secured/Short Unsecured
Series 2006-1A A 144A 0.467% 10/12/18		1,973,886	1,959,260
#•Kingsland I Series 2005-1A A1A 144A 0.522% 6/13/19		753,364	750,870
@#•Landmark V CDO Series 2005-1A A1L 144A 0.575% 6/1/17		160,232	159,863
Total Collateralized Debt Obligations (cost $11,465,567)			11,479,939

Commercial Mortgage-Backed Securities – 2.21%
BAML Commercial Mortgage Series 2006-4 A4 5.634% 7/10/46		1,070,000	1,174,133
#•Bank of America Re-REMIC Series 2009-UB2 A4AA 144A 5.823% 2/24/51		2,200,000	2,500,630

•Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10 A4 5.405% 12/11/40	540,000	578,456
Series 2005-T20 A4A 5.295% 10/12/42	990,000	1,067,418
Series 2006-PW12 A4 5.902% 9/11/38	895,000	987,962
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	675,000	637,628
t•COMM Mortgage Pass Through Certificates
Series 2005-C6 A5A 5.116% 6/10/44	480,000	514,539
Series 2013-CR8 A5 3.612% 6/10/46	1,065,000	1,041,662
tCSMC Pass Through Certificates
•Series 2006-C1 AAB 5.569% 2/15/39	65,444	67,041
#•Series 2010-UD1 A 144A 5.921% 12/18/49	2,067,315	2,267,596
•Greenwich Commercial Mortgage Trust
Series 2005-GG5 A5 5.224% 4/10/37	1,155,000	1,237,475
Series 2006-GG7 A4 6.056% 7/10/38	1,140,000	1,263,636
#DB-UBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	1,070,000	1,178,632
#•FREMF Mortgage Trust Series 2012-K21 B 144A 4.072% 7/25/45	395,000	365,770
t•GS Mortgage Securities II Commercial Mortgage Pass Through Certificates Series 2004-GG2 A6 5.396% 8/10/38	570,000	586,206
GS Mortgage Securities Trust
Series 2005-GG4 A4A 4.751% 7/10/39	1,215,000	1,276,179
•Series 2006-GG6 A4 5.553% 4/10/38	595,000	648,086
#•Series 2007-EOP A1 144A 1.103% 3/6/20	302,160	302,871
#•Series 2007-GG10 J 144A 5.982% 8/10/45	1,956,000	391
#Series 2010-C1 A2 144A 4.592% 8/10/43	915,000	982,815
#•Series 2010-C1 C 144A 5.635% 8/10/43	375,000	397,747
#Series 2012-ALOH B 144A 4.049% 4/10/34	385,000	383,741
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-LDP3 A4A 4.936% 8/15/42	450,000	477,847
•Series 2005-LDP5 A4 5.367% 12/15/44	2,063,000	2,226,268
Series 2007-LDPX A3 5.42% 1/15/49	1,140,000	1,262,178
Series 2011-C5 A3 4.171% 8/15/46	1,055,000	1,101,090
LB-UBS Commercial Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	310,233	315,356
•Series 2005-C3 4.895% 7/15/40	260,000	269,351
Morgan Stanley Capital I Trust
Series 2005-HQ6 A4A 4.989% 8/13/42	240,000	254,832
•Series 2005-HQ7 5.378% 11/14/42	1,375,000	1,352,763
•Series 2007-T27 A4 5.816% 6/11/42	1,675,000	1,893,762
NCUA Guaranteed Notes Trust Series 2010-C1 A2 2.90% 10/29/20	390,000	407,064
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	445,000	482,541
#Timberstar Trust Series 2006-1A A 144A 5.668% 10/15/36	515,000	576,292
#VNO Mortgage Trust Series 2012-6AVE A 144A 2.997% 11/15/30	1,330,000	1,239,838
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	540,000	500,795
Series 2013-C11 A5 3.071% 3/15/45	455,000	427,039
Series 2013-C14 A5 3.337% 6/15/46	850,000	810,365
Total Commercial Mortgage-Backed Securities (cost $33,672,541)		33,057,995

Convertible Bonds – 1.66%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	541,000	554,525
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	490,000	390,469
Alere 3.00% exercise price $43.98, expiration date 5/15/16	577,000	571,591
*Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	567,000	621,574
*ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	1,024,000	910,080
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	555,000	565,406
#Blucora 144A 4.25% exercise price $21.66, expiration date 3/29/19	315,000	353,391
Chesapeake Energy
2.25% exercise price $85.61, expiration date 12/14/38	193,000	170,081
*2.50% exercise price $50.90, expiration date 5/15/37	205,000	194,109
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	532,000	668,325
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	530,000	587,638
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	575,000	434,125
Equinix 4.75% exercise price $84.32 expiration date 6/15/16	113,000	256,863
ϕGeneral Cable 4.50% exercise price $36.55, expiration date 11/15/29	855,000	945,844

Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/16	269,000	609,286
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	665,000	832,081
ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42	606,000	601,076
Iconix Brand Group 2.50% exercise price $30.75, expiration date 5/31/16	302,000	342,015
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	289,000	313,204
Intel 144A 3.25% exercise price $21.94, expiration date 8/1/39	402,000	513,055
International Game Technology 3.25% exercise price $19.90, expiration date 5/1/14	139,000	148,383
Jefferies Group 3.875 % exercise price $45.72, expiration date 10/31/29	609,000	651,249
L-3 Communications Holdings 3.00% exercise price $90.24, expiration date 8/1/35	391,000	399,553
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14	1,020,000	1,028,287
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30	294,000	494,839
#Liberty Interactive 144A 0.75% exercise price $1,000.00, expiration date 3/30/43	462,000	509,355
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	628,000	637,027
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	666,000	747,169
Mylan 3.75% exercise price $13.32, expiration date 9/15/15	254,000	603,250
Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	821,000	849,735
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	1,294,000	1,282,677
#*Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/33	140,000	151,200
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	633,000	644,077
*Peabody Energy 4.75% exercise price $57.95, expiration date 12/15/41	668,000	467,183
PHH 4.00% exercise price $25.80, expiration date 8/27/14	724,000	769,250
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	292,000	297,840
#Ryman Hospitality Properties 144A 3.75% exercise price $21.96, expiration date 9/29/14	301,000	538,038
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	512,000	685,120
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	186,000	456,863
Steel Dynamics 5.125% exercise price $17.21, expiration date 6/15/14	187,000	200,441
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	1,051,000	1,026,696
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19	527,000	495,380
•Vector Group 2.50% exercise price $18.50, expiration date 1/14/19	168,000	197,116
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	463,000	653,698
#WellPoint 144A 2.75% exercise price $75.38, expiration date 10/15/42	411,000	513,750
Total Convertible Bonds (cost $23,464,273)		24,882,914

Corporate Bonds – 34.41%
Banking – 7.95%
AgriBank 9.125% 7/15/19	845,000	1,096,802
#•Banco Bradesco 144A 2.374% 5/16/14	1,300,000	1,312,377
Banco do Brasil
3.875% 10/10/22	3,200,000	2,812,160
#144A 6.00% 1/22/20	3,000,000	3,225,000
#Banco Mercantil del Norte 144A 4.375% 7/19/15	400,000	417,000
#•Banco Santander Brazil 144A 2.373% 3/18/14	2,000,000	1,990,690
#Banco Santander Chile 144A 3.75% 9/22/15	2,200,000	2,272,732
#Banco Santander Mexico 144A 4.13% 11/9/22	1,570,000	1,475,800
#Banco Votorantim 144A
•3.275% 3/28/14	2,000,000	2,043,460
@5.25% 2/11/16	2,300,000	2,369,000
Bancolombia
*5.125% 9/11/22	432,000	413,640
5.95% 6/3/21	245,000	261,538
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23	1,772,000	1,665,800
Bank of America
2.00% 1/11/18	2,180,000	2,113,841
3.875% 3/22/17	690,000	723,286
•5.20% 12/29/49	1,040,000	982,800
5.65% 5/1/18	500,000	556,083
6.00% 9/1/17	1,200,000	1,346,395
7.375% 5/15/14	100,000	105,231
7.625% 6/1/19	800,000	962,594
•Bank of New York Mellon 4.50% 12/31/49	675,000	636,187
*Barclays Bank 7.63% 11/21/22	1,025,000	1,008,344

BB&T 5.25% 11/1/19		1,241,000	1,381,296
#BBVA Banco Continental 144A 3.25% 4/8/18		860,000	838,500
BBVA US Senior 4.664% 10/9/15		550,000	566,871
#CIT Group 144A 5.25% 4/1/14		1,350,000	1,373,625
#Citicorp Lease Pass-Through Trust Series 1999-1 144A 8.04% 12/15/19		200,000	242,520
Citigroup
•0.553% 11/5/14		4,600,000	4,569,346
•1.727% 1/13/14		500,000	502,913
4.587% 12/15/15		200,000	213,711
5.50% 10/15/14		600,000	631,267
6.125% 5/15/18		1,900,000	2,177,322
8.50% 5/22/19		1,400,000	1,766,160
City National 5.25% 9/15/20		830,000	900,882
•Deutsche Bank 4.296% 5/24/28		400,000	370,063
#DnB Bank 144A 3.20% 4/3/17		3,300,000	3,419,579
Eksportfinans
1.60% 3/20/14	JPY	2,000,000	20,010
2.00% 9/15/15	USD	1,300,000	1,254,500
2.375% 5/25/16		500,000	481,250
3.00% 11/17/14		300,000	300,750
*5.50% 5/25/16		200,000	209,350
5.50% 6/26/17		300,000	312,000
Export-Import Bank of Korea
1.25% 11/20/15		400,000	396,427
4.375% 9/15/21		600,000	611,093
5.00% 4/11/22		2,000,000	2,129,546
5.125% 3/16/15		200,000	212,047
5.125% 6/29/20		1,500,000	1,595,598
5.875% 1/14/15		950,000	1,011,960
•Fifth Third Bank 5.10% 12/31/49		995,000	942,762
•Fifth Third Capital Trust IV 6.50% 4/15/37		1,210,000	1,210,000
Goldman Sachs Group
•0.552% 5/18/15	EUR	100,000	129,242
•0.676% 7/22/15	USD	200,000	197,874
•0.723% 3/22/16		300,000	295,802
•0.777% 1/12/15		700,000	698,604
3.375% 2/1/18	CAD	468,000	439,580
3.70% 8/1/15	USD	900,000	938,142
5.15% 1/15/14		2,000,000	2,042,468
6.25% 9/1/17		1,100,000	1,247,680
#Halkbank 144A 3.875% 2/5/20		570,000	515,850
#•HBOS Capital Funding 144A 6.071% 6/29/49		565,000	494,375
#HSBC Bank 144A
1.625% 8/12/13		2,300,000	2,303,441
4.75% 1/19/21		1,245,000	1,360,050
HSBC Holdings 4.00% 3/30/22		530,000	543,624
ICICI Bank
5.50% 3/25/15		2,100,000	2,187,394
#144A 5.50% 3/25/15		3,300,000	3,437,333
JPMorgan Chase
•0.886% 5/31/17	EUR	2,400,000	3,017,861
1.625% 5/15/18		860,000	825,419
2.92% 9/19/17	CAD	720,000	678,051
3.15% 7/5/16	USD	100,000	103,935
3.375% 5/1/23		975,000	909,747
4.25% 11/2/18	NZD	780,000	583,223
•4.375% 11/30/21	EUR	2,600,000	3,513,813
4.40% 7/22/20	USD	400,000	418,924
•5.15% 12/29/49		500,000	478,750
6.30% 4/23/19		300,000	348,941
KeyBank 6.95% 2/1/28	USD	1,220,000	1,487,903
KFW 6.25% 5/19/21	AUD	2,300,000	2,325,893

Morgan Stanley
•0.574% 1/9/14	USD	500,000	498,727
•1.875% 1/24/14		700,000	704,188
2.125% 4/25/18		1,415,000	1,355,731
3.45% 11/2/15		1,000,000	1,032,442
4.10% 5/22/23		1,400,000	1,296,058
7.375% 2/22/18	AUD	1,836,000	1,787,771
7.60% 8/8/17	NZD	574,000	471,379
•National City Bank 0.644% 6/7/17	USD	325,000	321,696
#•Nordea Bank 144A 1.177% 1/14/14		3,000,000	3,014,406
PNC Bank 6.875% 4/1/18		1,415,000	1,698,855
•PNC Financial Services Group
4.494% 5/29/49		875,000	874,562
4.85% 5/29/49		735,000	687,225
PNC Funding 5.625% 2/1/17		225,000	249,832
#•PNC Preferred Funding Trust II 144A 1.496% 3/31/49		1,600,000	1,352,000
Regions Financial 2.00% 5/15/18		680,000	643,547
Royal Bank of Scotland
*6.10% 6/10/23		675,000	641,548
•9.50% 3/16/22		300,000	332,360
#Sberbank 144A 6.125% 2/7/22		765,000	800,343
#Standard Chartered 144A 3.95% 1/11/23		1,125,000	1,048,563
State Street 3.10% 5/15/23		1,155,000	1,084,120
•SunTrust Bank 0.564% 8/24/15		505,000	501,202
SVB Financial Group 5.375% 9/15/20		310,000	340,317
UBS
2.25% 1/28/14		1,104,000	1,114,781
5.875% 12/20/17		1,163,000	1,339,076
U.S. Bank 4.95% 10/30/14		1,000,000	1,055,710
•USB Capital IX 3.50% 10/29/49		1,820,000	1,587,950
•Wachovia 0.647% 10/15/16		305,000	299,755
Zions Bancorp
4.50% 3/27/17		530,000	560,981
4.50% 6/13/23		990,000	976,458
7.75% 9/23/14		350,000	377,243
			119,004,853
Basic Industry – 1.90%
*AK Steel 7.625% 5/15/20		230,000	197,800
ArcelorMittal 10.35% 6/1/19		830,000	985,625
#Axiall 144A 4.875% 5/15/23		135,000	128,756
#Barrick Gold 144A 4.10% 5/1/23		1,605,000	1,343,510
Barrick North America Finance 4.40% 5/30/21		380,000	340,295
CF Industries
4.95% 6/1/43		645,000	614,796
6.875% 5/1/18		1,690,000	1,989,047
7.125% 5/1/20		300,000	359,408
#*CSN Resources 144A 6.50% 7/21/20		2,500,000	2,446,875
Dow Chemical 8.55% 5/15/19		2,322,000	2,966,144
#FMG Resources August 2006 144A
6.88% 4/1/22		310,000	301,863
7.00% 11/1/15		260,000	263,900
#Freeport-McMoRan Copper & Gold 144A 3.875% 3/15/23		1,340,000	1,215,215
Georgia-Pacific
#144A 3.734% 7/15/23		825,000	804,097
8.00% 1/15/24		1,927,000	2,487,202
#Gerdau Trade 144A 4.75% 4/15/23		1,030,000	929,575
#Glencore Funding 144A 2.50% 1/15/19		1,355,000	1,227,435
HD Supply
#144A 7.50% 7/15/20		161,000	163,415
11.00% 4/15/20		170,000	198,900
Headwaters 7.625% 4/1/19		485,000	509,250

International Paper
6.00% 11/15/41		1,455,000	1,553,223
9.375% 5/15/19		180,000	235,548
LyondellBasell Industries 5.75% 4/15/24		425,000	468,310
Mohawk Industries 6.375% 1/15/16		156,000	172,793
Norcraft 10.50% 12/15/15		229,000	237,874
Nortek 8.50% 4/15/21		445,000	478,375
Novelis 8.75% 12/15/20		425,000	457,938
#Phosagro 144A 4.204% 2/13/18		1,028,000	1,015,150
#Polyone 144A 5.25% 3/15/23		230,000	227,700
Rio Tinto Finance USA 2.25% 12/14/18		670,000	651,909
Rockwood Specialties Group 4.625% 10/15/20		290,000	292,538
#Ryerson 144A
9.00% 10/15/17		260,000	264,875
11.25% 10/15/18		115,000	116,438
Southern Copper 5.25% 11/8/42		1,010,000	833,835
Teck Resources 3.75% 2/1/23		760,000	699,651
#TPC Group 144A 8.75% 12/15/20		265,000	272,288
#•USB Realty 144A 1.424% 12/22/49		100,000	86,500
#*U.S. Coatings Acquisition 144A 7.375% 5/1/21		300,000	307,125
#Vedanta Resources 144A 6.00% 1/31/19		585,000	558,675
			28,403,853
Brokerage – 0.55%
#Banco BTG Pactual 144A 4.00% 1/16/20		760,000	655,500
Bear Stearns 7.25% 2/1/18		2,000,000	2,383,854
Jefferies Group
5.125% 1/20/23		585,000	581,574
6.45% 6/8/27		331,000	327,690
6.50% 1/20/43		220,000	211,305
Lazard Group 6.85% 6/15/17		1,197,000	1,340,065
Merrill Lynch 6.875% 4/25/18		2,325,000	2,678,679
			8,178,667
Capital Goods – 0.55%
#Ardagh Packaging Finance 144A 7.00% 11/15/20		200,000	193,250
Ball 4.00% 11/15/23		380,000	352,925
Berry Plastics 9.75% 1/15/21		355,000	402,925
#Cemex 144A 9.50% 6/15/18		450,000	488,250
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		735,000	779,100
#Consolidated Container 144A 10.125% 7/15/20		235,000	247,925
#Crown Americas 144A 4.50% 1/15/23		145,000	137,388
#Ingersoll-Rand Global Holding 144A 4.25% 6/15/23		885,000	881,211
Kratos Defense & Security Solutions 10.00% 6/1/17		225,000	241,875
#Milacron/Mcron Finance 144A 7.75% 2/15/21		305,000	305,763
Northrop Grumman 3.25% 8/1/23		1,265,000	1,199,617
#Plastipak Holdings 144A 10.625% 8/15/19		221,000	244,205
Rock Tenn 4.00% 3/1/23		260,000	251,015
#Sealed Air 144A 6.50% 12/1/20		270,000	286,200
#Silver II Borrower 144A 7.75% 12/15/20		150,000	151,500
#TransDigm 144A 7.50% 7/15/21		230,000	235,750
#URS 144A
4.35% 4/1/17		210,000	214,121
5.50% 4/1/22		520,000	537,502
#Votorantim Cimentos 144A 7.25% 4/5/41		1,180,000	1,150,500
			8,301,022
Communications – 3.29%
AMC Networks 4.75% 12/15/22		350,000	339,500
America Movil
3.125% 7/16/22		665,000	614,390
5.00% 3/30/20		720,000	776,369
Bell Canada 3.35% 3/22/23	CAD	2,359,000	2,103,054
#Brasil Telecom 144A 5.75% 2/10/22	USD	520,000	485,550
CC Holdings GS V 3.849% 4/15/23		450,000	425,180

CCO Holdings
5.25% 9/30/22		320,000	305,600
7.375% 6/1/20		115,000	125,638
CenturyLink 5.80% 3/15/22		1,160,000	1,151,300
Clear Channel Communications 9.00% 3/1/21		300,000	286,500
Clear Channel Worldwide Holdings 7.625% 3/15/20		430,000	447,025
#Clearwire Communications 144A
*12.00% 12/1/15		196,000	208,739
12.00% 12/1/15		173,000	184,245
#Columbus International 144A 11.50% 11/20/14		460,000	497,950
Comcast 5.70% 5/15/18		1,000,000	1,166,817
#Cox Communications 144A 3.25% 12/15/22		1,935,000	1,824,146
#Crown Castle Towers 144A 4.883% 8/15/20		2,090,000	2,250,853
CSC Holdings 6.75% 11/15/21		215,000	232,738
Deutsche Telekom International Finance 4.25% 7/13/22	EUR	850,000	1,237,707
#Digicel 144A
6.00% 4/15/21	USD	595,000	563,762
8.25% 9/1/17		100,000	104,500
#Digicel Group 144A 10.50% 4/15/18		400,000	426,000
#DigitalGlobe 144A 5.25% 2/1/21		155,000	149,575
DISH DBS
5.875% 7/15/22		195,000	198,900
7.875% 9/1/19		138,000	155,250
Hughes Satellite Systems 7.625% 6/15/21		205,000	218,838
#Intelsat Jackson Holdings 144A 5.50% 8/1/23		335,000	316,575
#Intelsat Luxembourg 144A
7.75% 6/1/21		445,000	451,119
8.125% 6/1/23		345,000	357,506
Interpublic Group
2.25% 11/15/17		15,000	14,592
3.75% 2/15/23		725,000	674,625
4.00% 3/15/22		1,165,000	1,119,063
Lamar Media 5.00% 5/1/23		335,000	323,275
Level 3 Communications 11.875% 2/1/19		220,000	250,250
Level 3 Financing 10.00% 2/1/18		243,000	262,440
#Lynx II 144A 6.375% 4/15/23		200,000	202,500
#MDC Partners 144A 6.75% 4/1/20		370,000	370,925
MetroPCS Wireless
#144A 6.25% 4/1/21		55,000	56,169
6.625% 11/15/20		160,000	166,600
#Millicom International Cellular 144A 4.75% 5/22/20		590,000	562,128
#Myriad International Holding 144A 6.375% 7/28/17		965,000	1,063,912
#Nara Cable Funding 144A 8.875% 12/1/18		420,000	438,900
#Qtel International Finance 144A 3.25% 2/21/23		920,000	839,500
Qwest 6.75% 12/1/21		620,000	691,325
#SBA Tower Trust 144A 2.24% 4/15/18		735,000	724,452
#SES 144A 3.60% 4/4/23		1,780,000	1,735,277
#Sinclair Television Group 144A
5.375% 4/1/21		305,000	294,325
6.125% 10/1/22		115,000	115,575
#Sirius XM Radio 144A 4.625% 5/15/23		525,000	486,938
#Softbank 144A 4.50% 4/15/20		200,000	192,800
Sprint Capital
6.90% 5/1/19		170,000	177,650
8.75% 3/15/32		212,000	234,260
Sprint Nextel
6.00% 12/1/16		165,000	174,488
8.375% 8/15/17		225,000	253,688
9.125% 3/1/17		115,000	132,825
#*TBG Global PTE 144A 4.625% 4/3/18		600,000	574,500
#Telefonica Chile 144A 3.875% 10/12/22		980,000	899,836

Telefonica Emisiones
3.192% 4/27/18		2,050,000	1,987,836
4.57% 4/27/23		260,000	249,382
5.289% 12/9/22	GBP	200,000	299,362
#Telemar Norte Leste 144A 5.50% 10/23/20	USD	838,000	783,530
#Telesat Canada 144A 6.00% 5/15/17		220,000	225,225
Time Warner Cable
5.85% 5/1/17		465,000	512,783
6.75% 7/1/18		1,500,000	1,718,827
8.25% 4/1/19		1,140,000	1,374,166
#Univision Communications 144A
*5.125% 5/15/23		570,000	541,500
6.75% 9/15/22		110,000	116,050
#UPC Holding 144A 9.875% 4/15/18		170,000	185,300
#UPCB Finance III 144A 6.625% 7/1/20		520,000	540,800
Verizon Communications 8.75% 11/1/18		2,340,000	3,053,211
#VimpelCom 144A 7.748% 2/2/21		620,000	662,625
Virgin Media Finance 8.375% 10/15/19		134,000	146,060
Virgin Media Secured Finance 6.50% 1/15/18		2,670,000	2,756,775
#Vivendi 144A
3.45% 1/12/18		960,000	973,628
6.625% 4/4/18		770,000	891,235
Vodafone Group 2.95% 2/19/23		1,010,000	935,628
West 7.875% 1/15/19		425,000	443,594
#Wind Acquisition Finance 144A 11.75% 7/15/17		175,000	182,875
Windstream 7.50% 4/1/23		90,000	91,800
			49,310,336
Consumer Cyclical – 2.57%
ADT 4.125% 6/15/23		1,790,000	1,689,398
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18		280,000	280,000
10.75% 10/15/19		335,000	321,600
Amazon.com 2.50% 11/29/22		2,235,000	2,033,025
American Axle & Manufacturing 6.25% 3/15/21		335,000	342,119
Ameristar Casinos 7.50% 4/15/21		335,000	350,075
Caesars Entertainment Operating 8.50% 2/15/20		215,000	203,309
Chrysler Group 8.25% 6/15/21		305,000	338,169
CKE Restaurants 11.375% 7/15/18		27,000	27,979
#Daimler Finance North America 144A 2.25% 7/31/19		1,045,000	1,016,647
Dave & Buster's 11.00% 6/1/18		145,000	161,313
Delphi 6.125% 5/15/21		545,000	596,775
eBay 4.00% 7/15/42		1,030,000	877,006
Ford Motor 7.45% 7/16/31		745,000	895,650
Ford Motor Credit
3.875% 1/15/15		2,200,000	2,268,482
5.00% 5/15/18		725,000	774,970
5.875% 8/2/21		885,000	966,435
7.00% 4/15/15		1,100,000	1,195,272
8.00% 6/1/14		300,000	317,361
8.70% 10/1/14		4,100,000	4,470,521
12.00% 5/15/15		360,000	427,204
Hanesbrands 6.375% 12/15/20		295,000	316,019
Historic TW 6.875% 6/15/18		2,200,000	2,648,026
Host Hotels & Resorts
3.75% 10/15/23		1,320,000	1,213,161
4.75% 3/1/23		910,000	909,719
5.25% 3/15/22		320,000	332,078
5.875% 6/15/19		325,000	349,568
#Hyundai Capital America 144A 2.125% 10/2/17		615,000	595,169
Levi Strauss
6.875% 5/1/22		265,000	288,850
7.625% 5/15/20		100,000	108,500
#LKQ 144A 4.75% 5/15/23		105,000	100,538
M/I Homes 8.625% 11/15/18		345,000	376,050

Meritor 6.75% 6/15/21	180,000	172,800
MGM Resorts International
7.75% 3/15/22	95,000	103,669
11.375% 3/1/18	729,000	914,895
Pinnacle Entertainment 8.75% 5/15/20	150,000	161,625
Quiksilver 6.875% 4/15/15	355,000	349,675
#QVC 144A 4.375% 3/15/23	1,920,000	1,794,386
Rite Aid 9.25% 3/15/20	265,000	293,819
Royal Caribbean Cruises 5.25% 11/15/22	45,000	44,325
Ryland Group 8.40% 5/15/17	192,000	219,840
#SACI Falabella 144A 3.75% 4/30/23	915,000	841,800
Sally Holdings 5.75% 6/1/22	270,000	275,400
Standard Pacific 10.75% 9/15/16	268,000	319,590
#Tenedora Nemak 144A 5.50% 2/28/23	640,000	608,000
Tomkins 9.00% 10/1/18	109,000	119,355
#TRW Automotive 144A 4.50% 3/1/21	305,000	305,763
#Volkswagen International Finance 144A 1.63% 8/12/13	2,800,000	2,803,408
Western Union
2.875% 12/10/17	425,000	426,534
3.65% 8/22/18	510,000	524,000
Wyndham Worldwide
4.25% 3/1/22	350,000	341,476
5.625% 3/1/21	495,000	531,273
Wynn Las Vegas
#144A 4.25% 5/30/23	280,000	259,350
7.75% 8/15/20	200,000	223,080
		38,425,051
Consumer Non-Cyclical – 3.04%
Accellent 8.375% 2/1/17	170,000	176,800
Air Medical Group Holdings 9.25% 11/1/18	273,000	295,523
#Alere 144A 7.25% 7/1/18	110,000	117,150
Altria Group 9.70% 11/10/18	338,000	449,833
#Anadolu Efes Biracilik Ve Malt Sanayii 144A 3.375% 11/1/22	355,000	307,075
Anheuser-Busch InBev Worldwide
•0.826% 1/27/14	3,800,000	3,811,791
5.375% 1/15/20	1,000,000	1,154,486
#Avis Budget Car Rental 144A 5.50% 4/1/23	380,000	368,600
#BFF International 144A 7.25% 1/28/20	380,000	420,280
Biomet
6.50% 8/1/20	180,000	186,413
6.50% 10/1/20	55,000	55,138
Bio-Rad Laboratories 8.00% 9/15/16	156,000	164,028
Boston Scientific 6.00% 1/15/20	600,000	680,056
#BRF 144A 5.875% 6/6/22	685,000	704,728
CareFusion
#144A 3.30% 3/1/23	795,000	756,686
6.375% 8/1/19	2,230,000	2,577,186
Celgene 3.95% 10/15/20	925,000	959,767
Coca-Cola Enterprises 1.125% 11/12/13	2,000,000	2,004,486
Community Health Systems 8.00% 11/15/19	170,000	181,688
Constellation Brands
3.75% 5/1/21	60,000	56,325
4.25% 5/1/23	285,000	269,681
6.00% 5/1/22	315,000	339,413
#Cosan Luxembourg 144A 5.00% 3/14/23	930,000	885,825
Covidien International Finance 2.95% 6/15/23	785,000	743,664
Del Monte 7.625% 2/15/19	555,000	573,037
Energizer Holdings 4.70% 5/24/22	1,625,000	1,657,698
#ESAL 144A 6.25% 2/5/23	1,145,000	1,051,110
Fomento Economico Mexicano 4.375% 5/10/43	910,000	796,715
#Fresenius Medical Care 144A 5.875% 1/31/22	295,000	311,963

Geo Group
#144A 5.125% 4/1/23	180,000	172,350
6.625% 2/15/21	165,000	174,075
H&E Equipment Services 7.00% 9/1/22	390,000	408,525
#Hawk Acquisition 144A 4.25% 10/15/20	150,000	143,813
HCA 7.50% 2/15/22	315,000	349,650
HCA Holdings 7.75% 5/15/21	505,000	546,663
#Heineken 144A 3.40% 4/1/22	495,000	487,493
Iron Mountain 7.75% 10/1/19	85,000	91,800
Jarden
6.13% 11/15/22	235,000	247,631
7.50% 1/15/20	30,000	32,250
#Korea Expressway 144A 1.875% 10/22/17	720,000	679,210
Laboratory Corp. of America Holdings 2.20% 8/23/17	770,000	765,230
Molson Coors Brewing 5.00% 5/1/42	255,000	245,857
#MultiPlan 144A 9.875% 9/1/18	470,000	513,475
#Mylan 144A
3.125% 1/15/23	470,000	430,524
6.00% 11/15/18	160,000	175,399
NBTY 9.00% 10/1/18	445,000	486,163
Newell Rubbermaid 2.05% 12/1/17	490,000	480,686
#Pernod-Ricard 144A 5.75% 4/7/21	2,555,000	2,842,836
Pfizer 5.35% 3/15/15	4,100,000	4,416,696
Quest Diagnostics 4.70% 4/1/21	1,070,000	1,114,099
RadNet Management 10.375% 4/1/18	175,000	188,125
Reynolds Group Issuer 9.00% 4/15/19	730,000	757,375
#SABMiller Holdings 144A 2.45% 1/15/17	200,000	203,345
Scotts Miracle-Gro 6.625% 12/15/20	135,000	143,775
Smithfield Foods 6.625% 8/15/22	310,000	334,025
#Spectrum Brands Escrow 144A 6.375% 11/15/20	305,000	320,250
St. Jude Medical 3.25% 4/15/23	580,000	548,045
Tenet Healthcare 8.00% 8/1/20	105,000	108,806
United Rentals North America
6.13% 6/15/23	120,000	120,000
10.25% 11/15/19	298,000	335,250
#VPI Escrow 144A 6.38% 10/15/20	235,000	233,531
#VPII Escrow 144A 6.75% 8/15/18	45,000	46,181
#Want Want China Finance 144A 1.875% 5/14/18	475,000	445,735
Yale University 2.90% 10/15/14	597,000	615,170
Zimmer Holdings
3.375% 11/30/21	1,290,000	1,263,271
4.625% 11/30/19	1,270,000	1,389,654
#Zoetis 144A 3.25% 2/1/23	1,635,000	1,556,595
		45,470,703
Electric – 2.77%
AES
4.875% 5/15/23	290,000	271,150
7.375% 7/1/21	194,000	213,885
8.00% 6/1/20	153,000	175,185
Ameren Illinois 9.75% 11/15/18	2,110,000	2,834,924
#American Transmission Systems 144A 5.25% 1/15/22	1,360,000	1,473,348
Appalachian Power 7.95% 1/15/20	1,000,000	1,277,807
#APT Pipelines 144A 3.875% 10/11/22	380,000	351,144
CenterPoint Energy 5.95% 2/1/17	915,000	1,041,294
CMS Energy 6.25% 2/1/20	635,000	738,683
ComEd Financing III 6.35% 3/15/33	680,000	706,294
Duquense Light Holdings 5.50% 8/15/15	756,000	819,300
#•Electricite de France 144A 5.25% 12/29/49	1,025,000	981,709
Elwood Energy 8.159% 7/5/26	205,404	215,161
Entergy 3.625% 9/15/15	215,000	222,869
Exelon Generation 4.25% 6/15/22	2,030,000	2,033,975
FPL Group Capital
•6.35% 10/1/66	1,740,000	1,802,214
•6.65% 6/15/67	135,000	140,859

GenOn Energy 9.875% 10/15/20		310,000	342,550
Great Plains Energy 5.292% 6/15/22		1,275,000	1,382,579
•Integrys Energy Group 6.11% 12/1/66		1,200,000	1,254,962
Ipalco Enterprises 5.00% 5/1/18		405,000	419,175
Jersey Central Power & Light 7.35% 2/1/19		1,000,000	1,208,853
LG&E & KU Energy
3.75% 11/15/20		1,025,000	1,047,957
4.375% 10/1/21		1,320,000	1,377,669
*Mirant Americas 8.50% 10/1/21		110,000	118,800
#Narragansett Electric 144A 4.17% 12/10/42		555,000	503,252
•National Rural Utilities Cooperative Finance 4.75% 4/30/43		1,055,000	1,028,625
NextEra Energy Capital Holdings 3.625% 6/15/23		490,000	472,942
NRG Energy 7.875% 5/15/21		305,000	327,113
NV Energy 6.25% 11/15/20		1,135,000	1,335,468
#Pedernales Electric Cooperative 144A 6.202% 11/15/32		620,000	664,030
Pennsylvania Electric 5.20% 4/1/20		1,180,000	1,299,279
•PPL Capital Funding 6.70% 3/30/67		440,000	454,674
Public Service Oklahoma 5.15% 12/1/19		1,300,000	1,475,044
Puget Energy
6.00% 9/1/21		340,000	365,991
6.50% 12/15/20		3,800,000	4,262,388
•Puget Sound Energy 6.974% 6/1/67		1,295,000	1,365,219
#Saudi Electricity Global Sukuk 144A
3.473% 4/8/23		300,000	288,750
5.06% 4/8/43		580,000	529,250
SCANA 4.125% 2/1/22		810,000	798,570
Southwestern Electric Power 6.45% 1/15/19		690,000	801,456
Tokyo Electric Power 4.50% 3/24/14	EUR	1,100,000	1,446,905
•Wisconsin Energy 6.25% 5/15/67	USD	1,480,000	1,570,147
			41,441,449
Energy – 3.04%
Antero Resources Finance 6.00% 12/1/20		155,000	153,450
Apache 2.625% 1/15/23		460,000	425,016
BP Capital Markets
3.625% 5/8/14		500,000	513,140
4.75% 3/10/19		160,000	177,911
Bristow Group 6.25% 10/15/22		245,000	252,044
Chesapeake Energy
5.375% 6/15/21		55,000	54,863
5.75% 3/15/23		530,000	537,950
Chevron 2.427% 6/24/20		745,000	741,937
#CNOOC Finance 2012 144A 3.875% 5/2/22		6,055,000	5,857,244
Comstock Resources 7.75% 4/1/19		190,000	194,750
#Continental Resources 144A 4.50% 4/15/23		240,000	233,700
Ecopetrol 7.625% 7/23/19		987,000	1,172,062
*Forest Oil 7.25% 6/15/19		227,000	214,515
Gazprom 10.50% 3/25/14		500,000	531,125
#Gazprom Neft 144A 4.375% 9/19/22		940,000	865,599
Halcon Resources 8.875% 5/15/21		360,000	351,000
#Hercules Offshore 144A
8.75% 7/15/21		75,000	75,000
10.50% 10/15/17		464,000	497,640
#Hilcorp Energy I 144A 7.625% 4/15/21		165,000	175,725
#KazMunayGas National 144A 9.125% 7/2/18		635,000	762,794
Key Energy Services 6.75% 3/1/21		285,000	275,025
Kodiak Oil & Gas 8.125% 12/1/19		345,000	376,050
Linn Energy
#144A 6.25% 11/1/19		70,000	67,025
6.50% 5/15/19		90,000	88,425
8.625% 4/15/20		395,000	416,725
Lukoil International Finance 6.125% 11/9/20		1,225,000	1,295,437

#Midstates Petroleum 144A 9.25% 6/1/21	320,000	301,200
Newfield Exploration 5.625% 7/1/24	760,000	741,000
Noble Holding International
3.95% 3/15/22	1,185,000	1,161,571
5.25% 3/15/42	250,000	224,705
#PDC Energy 144A 7.75% 10/15/22	180,000	186,750
Pemex Project Funding Master Trust 6.625% 6/15/35	475,000	501,125
#Pertamina Persero 144A
*4.30% 5/20/23	200,000	186,000
4.875% 5/3/22	845,000	811,200
Petrobras Global Finance
•2.414% 1/15/19	175,000	171,938
3.00% 1/15/19	1,023,000	952,808
Petrobras International Finance 5.375% 1/27/21	1,186,000	1,197,497
Petrohawk Energy 7.25% 8/15/18	1,250,000	1,366,875
*Petroleos de Venezuela 9.00% 11/17/21	2,964,000	2,504,580
Petroleos Mexicanos
#144A 3.50% 1/30/23	880,000	814,000
5.50% 6/27/44	720,000	649,800
Pride International 6.875% 8/15/20	2,785,000	3,310,037
Range Resources
5.75% 6/1/21	95,000	98,325
8.00% 5/15/19	282,000	301,740
Rosetta Resources 5.625% 5/1/21	540,000	527,850
#Rosneft Oil 144A 4.199% 3/6/22	537,000	498,873
#Samson Investment 144A 10.00% 2/15/20	375,000	397,031
SandRidge Energy
7.50% 3/15/21	110,000	105,600
8.125% 10/15/22	415,000	412,925
#Sinopec Capital 2013 144A
1.875% 4/24/18	710,000	683,569
3.125% 4/24/23	215,000	194,447
Southwestern Energy 7.50% 2/1/18	2,300,000	2,730,063
Spectra Energy Capital 3.30% 3/15/23	370,000	334,486
Statoil
2.65% 1/15/24	415,000	385,744
3.95% 5/15/43	480,000	435,961
Suburban Propane Partners 7.375% 8/1/21	115,000	120,175
Talisman Energy 5.50% 5/15/42	2,030,000	1,994,678
TNK-BP Finance 6.25% 2/2/15	2,100,000	2,202,375
Weatherford Bermuda 9.625% 3/1/19	860,000	1,088,466
#Woodside Finance 144A
8.125% 3/1/14	340,000	355,445
8.75% 3/1/19	955,000	1,219,553
		45,474,544
Finance Companies – 2.00%
American Express 7.00% 3/19/18	6,100,000	7,346,334
#BM&FBovespa 144A 5.50% 7/16/20	200,000	206,250
#CDP Financial 144A
4.40% 11/25/19	1,260,000	1,388,289
5.60% 11/25/39	880,000	1,011,883
E Trade Financial 6.375% 11/15/19	480,000	489,600
FTI Consulting 6.75% 10/1/20	240,000	253,800
General Electric Capital
#144A 3.80% 6/18/19	345,000	359,615
•5.25% 6/29/49	200,000	191,500
6.00% 8/7/19	2,710,000	3,150,215
•6.25% 12/15/49	1,200,000	1,280,375
•7.125% 12/15/49	500,000	565,953
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65	305,000	279,075

International Lease Finance
5.65% 6/1/14	800,000	817,000
5.875% 4/1/19	295,000	299,425
6.25% 5/15/19	615,000	634,987
#144A 6.75% 9/1/16	640,000	694,400
8.25% 12/15/20	200,000	225,250
8.625% 9/15/15	1,000,000	1,098,750
8.75% 3/15/17	525,000	587,344
#IPIC GMTN 144A 5.50% 3/1/22	746,000	800,085
#Nuveen Investments 144A 9.50% 10/15/20	660,000	660,000
PHH
7.375% 9/1/19	230,000	244,950
9.25% 3/1/16	495,000	553,163
SLM
5.375% 5/15/14	1,400,000	1,429,750
6.25% 1/25/16	1,300,000	1,382,875
#•SSIF Nevada 144A 0.977% 4/14/14	900,000	904,384
#Temasek Financial I 144A 2.375% 1/23/23	810,000	721,559
#Uralkali OJSC 144A 3.723% 4/30/18	790,000	760,215
Waha Aerospace 3.925% 7/28/20	1,575,000	1,641,937
		29,978,963
Insurance – 1.65%
American International Group
#144A 3.75% 11/30/13	600,000	607,465
6.40% 12/15/20	310,000	360,046
8.25% 8/15/18	2,820,000	3,504,749
•Chubb 6.375% 3/29/67	820,000	881,500
#Highmark 144A
4.75% 5/15/21	445,000	419,729
6.125% 5/15/41	160,000	141,295
*•ING Groep 5.775% 12/29/49	425,000	410,125
#ING US 144A
2.90% 2/15/18	465,000	467,842
5.50% 7/15/22	745,000	793,909
•5.65% 5/15/53	920,000	867,100
#Liberty Mutual Group 144A
4.25% 6/15/23	1,600,000	1,549,056
4.95% 5/1/22	830,000	853,668
6.50% 5/1/42	305,000	327,428
•7.00% 3/15/37	180,000	182,700
#MetLife Capital Trust IV 144A 7.875% 12/15/37	300,000	358,772
#MetLife Capital Trust X 144A 9.25% 4/8/38	1,100,000	1,457,500
#Metropolitan Life Global Funding I 144A
3.00% 1/10/23	2,295,000	2,159,446
3.875% 4/11/22	200,000	202,994
Prudential Financial
3.875% 1/14/15	310,000	323,082
4.50% 11/15/20	275,000	293,573
4.50% 11/16/21	90,000	94,984
•5.625% 6/15/43	440,000	432,300
•5.875% 9/15/42	555,000	557,775
6.00% 12/1/17	580,000	666,687
@#Stone Street Trust 144A 5.902% 12/15/15	2,300,000	2,472,459
WellPoint 3.30% 1/15/23	1,610,000	1,535,737
•XL Group 6.50% 12/29/49	710,000	695,800
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	2,000,000	2,155,000
		24,772,721
Natural Gas – 1.59%
AmeriGas Finance
6.75% 5/20/20	90,000	93,600
7.00% 5/20/22	205,000	210,638
AmeriGas Partners 6.50% 5/20/21	82,000	83,230
El Paso Pipeline 6.50% 4/1/20	1,123,000	1,305,397
•Enbridge Energy 8.05% 10/1/37	1,365,000	1,553,711

Energy Transfer Partners 9.70% 3/15/19	916,000	1,190,125
Enterprise Products Operating
•7.034% 1/15/68	1,645,000	1,848,322
9.75% 1/31/14	1,085,000	1,140,016
#GDF Suez 144A 2.875% 10/10/22	785,000	742,567
Kinder Morgan Energy Partners
3.50% 9/1/23	1,570,000	1,474,426
5.95% 2/15/18	1,000,000	1,160,038
9.00% 2/1/19	1,280,000	1,637,025
Nisource Finance
4.80% 2/15/44	1,600,000	1,454,320
5.80% 2/1/42	775,000	801,012
Plains All American Pipeline 8.75% 5/1/19	1,160,000	1,513,566
@Ras Laffan Liquefied Natural Gas II 5.298% 9/30/20	2,262,900	2,443,932
#Regency Energy Partners 144A 4.50% 11/1/23	460,000	417,450
#Rockies Express Pipeline 144A 6.85% 7/15/18	500,000	477,500
Sunoco Logistics Partners Operations 3.45% 1/15/23	1,110,000	1,033,260
•TransCanada Pipelines 6.35% 5/15/67	1,920,000	2,003,962
Williams Partners Finance 7.25% 2/1/17	1,010,000	1,174,783
		23,758,880
Real Estate – 1.54%
Alexandria Real Estate Equities
3.90% 6/15/23	335,000	320,481
4.60% 4/1/22	1,080,000	1,102,584
American Tower 5.90% 11/1/21	1,120,000	1,248,130
#American Tower Trust I 144A
1.551% 3/15/18	425,000	419,097
3.07% 3/15/23	970,000	932,416
Boston Properties 3.80% 2/1/24	720,000	708,669
BRE Properties 3.375% 1/15/23	830,000	774,588
#Corporate Office Properties 144A 3.60% 5/15/23	690,000	638,151
DDR
4.625% 7/15/22	295,000	298,659
4.75% 4/15/18	350,000	376,480
7.50% 4/1/17	640,000	742,779
7.875% 9/1/20	786,000	960,087
9.625% 3/15/16	165,000	196,602
Digital Realty Trust
5.25% 3/15/21	1,445,000	1,509,678
5.875% 2/1/20	425,000	464,375
Duke Realty 3.625% 4/15/23	675,000	625,917
HCP 5.375% 2/1/21	2,300,000	2,498,702
#Lexington Realty Trust 144A 4.25% 6/15/23	785,000	753,941
National Retail Properties
3.30% 4/15/23	1,880,000	1,702,507
3.80% 10/15/22	160,000	152,702
Qatari Diar Finance
3.50% 7/21/15	2,100,000	2,173,500
5.00% 7/21/20	500,000	553,750
#144A 5.00% 7/21/20	486,000	538,245
Regency Centers
4.80% 4/15/21	420,000	443,604
5.875% 6/15/17	285,000	317,690
UDR 4.625% 1/10/22	1,015,000	1,051,856
#WEA Finance 144A 4.625% 5/10/21	785,000	829,496
Weingarten Realty Investors 3.50% 4/15/23	740,000	684,493
		23,019,179
Technology – 1.43%
Agilent Technologies 3.875% 7/15/23	845,000	817,739
Apple 2.40% 5/3/23	1,750,000	1,626,567
#Avaya 144A
7.00% 4/1/19	180,000	163,350
10.50% 3/1/21	150,000	114,375

Baidu 3.50% 11/28/22	1,385,000	1,244,447
EMC
2.65% 6/1/20	750,000	740,494
3.375% 6/1/23	1,370,000	1,347,480
Equinix
4.875% 4/1/20	182,000	179,270
5.375% 4/1/23	208,000	204,880
Fidelity National Information Services 3.50% 4/15/23	940,000	850,697
First Data
11.25% 3/31/16	235,000	230,888
#144A 11.25% 1/15/21	280,000	280,700
GXS Worldwide 9.75% 6/15/15	644,000	656,880
Infor US 9.375% 4/1/19	140,000	152,425
Jabil Circuit 7.75% 7/15/16	92,000	104,650
Microsoft 2.125% 11/15/22	1,915,000	1,747,556
National Semiconductor 6.60% 6/15/17	1,530,000	1,799,340
NetApp
2.00% 12/15/17	520,000	507,016
3.25% 12/15/22	640,000	590,453
#NXP Funding 144A
3.75% 6/1/18	200,000	197,000
5.75% 3/15/23	200,000	202,000
Oracle 5.75% 4/15/18	75,000	87,365
#Samsung Electronics America 144A 1.75% 4/10/17	745,000	738,593
#Seagate HDD Cayman 144A 4.75% 6/1/23	410,000	384,375
Symantec 4.20% 9/15/20	2,645,000	2,715,468
#Tencent Holdings 144A 3.375% 3/5/18	895,000	893,851
Total System Services
2.375% 6/1/18	185,000	179,442
3.75% 6/1/23	1,060,000	986,214
#VeriSign 144A 4.625% 5/1/23	240,000	234,000
Xerox 6.35% 5/15/18	1,220,000	1,399,702
		21,377,217
Transportation – 0.54%
tAmerican Airlines 2011-1 Class A Pass Through Trust 5.25% 1/31/21	541,030	574,844
#Brambles USA 144A
3.95% 4/1/15	395,000	412,661
5.35% 4/1/20	320,000	351,377
tContinental Airlines 2009-2 Class A Pass Through Trust 7.25% 11/10/19	766,222	896,480
tDelta Air Lines Class A Pass Through Trust
2007-1 6.821% 8/10/22	344,036	388,933
2010-1 6.20% 7/2/18	402,278	431,444
t#Doric Nimrod Air Finance Alpha 2012-1 Class A Pass Through Trust 144A 5.125% 11/30/24	387,871	387,871
#ERAC USA Finance 144A 5.25% 10/1/20	1,470,000	1,627,999
FedEx 4.10% 4/15/43	480,000	425,483
RZD Capital 5.739% 4/3/17	1,000,000	1,062,500
tUAL Pass Through Trust
2009-1 10.40% 11/1/16	273,917	315,005
2009-2A 9.75% 1/15/17	213,371	245,377
United Parcel Service 5.125% 4/1/19	890,000	1,024,661
		8,144,635
Total Corporate Bonds (cost $510,754,650)		515,062,073

Municipal Bonds – 0.61%
Bay Area, California Toll Authority (Build America Bonds) Series S1
6.918% 4/1/40	800,000	1,004,240
7.043% 4/1/50	3,000,000	3,874,740
California State Build America Bond 7.30% 10/1/39	200,000	260,632
Golden State, California Tobacco Securitization Corporation Settlement Revenue
(Asset-Backed Senior Notes) Series A-1
5.125% 6/1/47	870,000	677,826
5.75% 6/1/47	660,000	567,052

Los Angeles, California Community College District Revenue Build America Bond 6.60% 8/1/42	800,000	1,010,800
New York City Transitional Finance Authority 5.508% 8/1/37	700,000	777,231
New York State Urban Development (Build America Bond) 5.77% 3/15/39	800,000	870,792
Oregon State Taxable Pension 5.892% 6/1/27	65,000	78,770
Sacramento County, California Public Finance Authority Revenue (Housing Tax County Project)
Series B 5.18% 12/1/13 (NATL-RE) (FGIC)	20,000	20,063
Total Municipal Bonds (cost $7,734,555)		9,142,146

Non-Agency Asset Backed Securities – 3.15%
•Accredited Mortgage Loan Trust
Series 2006-2 A4 0.453% 9/25/36	2,000,000	1,415,988
Series 2007-1 A3 0.323% 2/25/37	4,221,317	3,797,058
•Ally Master Owner Trust
Series 2011-1 A1 1.063% 1/15/16	730,000	731,098
Series 2013-2 A 0.643% 4/15/18	855,000	850,683
t•Ameriquest Mortgage Securities Asset-Backed Pass-Through Certificates
Series 2005-R5 M2 0.653% 7/25/35	1,400,000	1,294,853
Series 2005-R7 M2 0.693% 9/25/35	2,000,000	1,687,670
t•Argent Securities Asset Back Pass-Through Certificates Series 2003-W9 M1 1.228% 1/25/34	467,262	427,433
•Argent Securities Trust
Series 2006-M1 A2C 0.343% 7/25/36	1,577,668	600,847
Series 2006-M1 A2D 0.433% 7/25/36	1,577,668	615,130
Series 2006-W4 A2C 0.353% 5/25/36	805,940	286,741
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	465,000	472,633
•Bear Stearns Asset Backed Securities I Trust
Series 2005-FR1 M2 0.863% 6/25/35	2,000,000	1,440,340
Series 2007-HE5 1A1 0.283% 6/25/47	77,732	77,091
#California Republic Auto Receivables Trust Series 2013-1 A2 1.41% 9/17/18	430,000	427,165
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	685,000	797,359
•C-BASS Trust Series 2006-CB6 0.343% 7/25/36	143,384	114,791
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	890,000	887,576
Centex Home Equity Loan Trust Series 2002-A AF6 5.54% 1/25/32	12,283	12,355
#•Citibank Omni Master Trust Series 2009-A14A A14 144A 2.943% 8/15/18	400,000	410,785
•Citicorp Residential Mortgage Trust
Series 2006-3 A4 5.703% 11/25/36	598,026	596,626
Series 2006-3 A5 5.948% 11/25/36	900,000	855,169
•Countrywide Asset-Backed Certificates
Series 2004-3 2A 0.593% 8/25/34	60,609	56,113
Series 2005-AB2 2A3 0.578% 11/25/35	1,414,059	1,292,627
Series 2006-1 AF6 5.526% 7/25/36	2,187,233	2,226,299
Series 2006-11 1AF6 5.319% 9/25/46	1,003,093	1,000,842
Series 2006-26 2A4 0.413% 6/25/37	2,000,000	863,622
Series 2007-26 2A4 0.503% 9/25/37	1,000,000	352,149
Discover Card Execution Note Trust Series 2012-A1 A1 0.81% 8/15/17	685,000	686,201
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	234,913	235,154
#FRS I Series 2013-1A A1 144A 1.80% 4/15/43	239,030	236,017
GE Capital Credit Card Master Note Trust
Series 2012-2A 2.22% 1/15/22	365,000	363,143
Series 2012-6A 1.36% 8/17/20	625,000	614,731
#Golden Credit Card Trust Series 2012-5A A 144A 0.79% 9/15/17	360,000	359,949
#Great America Leasing Receivables Series 2013-1 B 144A 1.44% 5/15/18	100,000	98,517
•GSAMP Trust Series 2006-HE6 A3 0.343% 8/25/36	1,900,000	1,175,665
•Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A 2A3 0.433% 4/25/47	2,000,000	1,068,336
•HSI Asset Securitization Trust Series 2006-HE1 2A1 0.243% 10/25/36	48,006	23,077
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	49,042	49,337
•Merrill Lynch Mortgage Investors Trust
Series 2006-FF1 M2 0.483% 8/25/36	2,000,000	1,778,500
Series 2007-MLN1 A2A 0.303% 3/25/37	1,747,186	1,153,184
•Morgan Stanley ABS Capital I Trust Series 2007-HE1 A2C 0.343% 11/25/36	7,600,000	3,967,344
•New Century Home Equity Loan Trust Series 2005-1 M2 0.673% 3/25/35	1,400,000	1,183,141
•RAMP Trust Series 2006-RZ5 A2 0.373% 8/25/46	1,072,445	979,747

•RASC Trust
Series 2006-EMX1 A2 0.423% 1/25/36	137,459	134,778
Series 2007-KS3 AI2 0.373% 4/25/37	2,524,428	2,462,690
•SLM Student Loan Trust
Series 2005-4 A2 0.356% 4/26/21	324,418	323,623
Series 2008-9 A 1.776% 4/25/23	3,861,841	3,970,548
•Soundview Home Loan Trust Series 2006-WF2 A1 0.323% 12/25/36	1,571,313	1,479,166
•Structured Asset Investment Loan Trust Series 2003-BC2 M1 1.573% 4/25/33	329,714	286,024
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.593% 10/15/15	500,000	506,289
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	381,076	385,780
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	37,866	38,864
Total Non-Agency Asset Backed Securities (cost $46,718,628)		47,150,848

Non-Agency Collateralized Mortgage Obligations – 3.89%
•ARM Trust
Series 2004-5 3A1 2.75% 4/25/35	2,068,112	2,051,441
Series 2005-10 3A31 5.02% 1/25/36	927,158	849,368
Series 2006-2 1A4 2.704% 5/25/36	1,411,781	1,147,546
•Banc of America Funding Trust Series 2006-I 1A1 2.585% 12/20/36	933,525	917,781
•Banc of America Mortgage Trust Series 2003-D 2A1 2.875% 5/25/33	933,462	914,636
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	51,201	53,547
Series 2005-6 7A1 5.50% 7/25/20	168,226	174,884
•Bear Stearns ARM Trust
Series 2003-5 2A1 2.706% 8/25/33	151,557	151,427
Series 2005-2 A2 2.793% 3/25/35	328,816	325,115
Series 2005-5 A1 2.24% 8/25/35	2,984,946	2,951,909
•Chase Mortgage Finance Trust Series 2005-A1 3A1 2.916% 12/25/35	319,656	284,420
•ChaseFlex Trust Series 2006-1 A4 5.461% 6/25/36	420,000	359,457
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 3.994% 8/25/34	36,680	36,263
Countrywide Alternative Loan Trust
Series 2004-J1 1A1 6.00% 2/25/34	3,714	3,792
Series 2004-J2 7A1 6.00% 12/25/33	5,091	5,088
Series 2008-2R 3A1 6.00% 8/25/37	2,524,063	1,938,962
tCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 2.816% 5/25/33	3,296	3,281
Series 2007-4 1A1 6.00% 5/25/37	3,009,925	2,593,884
CSMC Mortgage-Backed Trust
#Series 2005-1R 2A5 144A 5.75% 12/26/35	4,275,981	3,714,874
•Series 2007-3 4A6 0.443% 4/25/37	986,336	810,787
@•Series 2007-3 4A12 6.557% 4/25/37	986,336	156,986
Series 2007-1 5A14 6.00% 2/25/37	707,945	625,197
Series 2007-3 4A15 5.50% 4/25/37	437,964	414,799
Series 2007-5 3A19 6.00% 8/25/37	1,310,825	1,299,713
Series 2007-5 10A2 6.00% 4/25/29	495,378	516,727
#•Deutsche Mortgage Securities Re-REMIC Trust Certificates Series 2005-WF1 1A3 144A 5.235% 6/26/35	1,720,000	1,755,582
t•First Horizon Mortgage Pass-Through Trust Series 2005-AR2 2A1 2.558% 6/25/35	312,486	297,729
GMACM Mortgage Loan Trust Series 2006-J1 A1 5.75% 4/25/36	145,959	139,807
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	11,040	11,661
•GSR Mortgage Loan Trust Series 2006-AR1 3A1 3.182% 1/25/36	165,901	141,597
•IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A1 5.332% 8/25/36	390,925	376,176
•JPMorgan Mortgage Trust
Series 2006-A6 2A4L 4.108% 10/25/36	1,303,858	1,063,023
Series 2006-A7 2A2 2.867% 1/25/37	246,063	197,796
Series 2007-A1 6A1 2.854% 7/25/35	663,310	647,205
Lehman Mortgage Trust Series 2007-10 2A2 6.50% 1/25/38	3,773,791	3,540,409
MASTR Alternative Loans Trust
Series 2004-3 8A1 7.00% 4/25/34	4,938	4,982
Series 2004-5 6A1 7.00% 6/25/34	86,262	90,838
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33	5,457	5,403
Series 2004-4 4A1 2.508% 5/25/34	167,740	162,896
Series 2005-6 7A1 5.211% 6/25/35	100,797	97,530
Series 2006-2 4A1 2.649% 2/25/36	23,699	21,834

MASTR Asset Securitization Trust Series 2003-9 2A7 5.50% 10/25/33		105,935	107,976
•Merrill Lynch Mortgage Investors Trust
Series MLCC 2005-2 1A 1.664% 10/25/35		256,443	247,790
Series MLMI 2004-A1 2A2 2.559% 2/25/34		13,451	13,240
Series MLMI 2005-A5 A2 2.481% 6/25/35		370,238	369,899
•Opteum Mortgage Acceptance Trust Series 2006-1 2A1 5.75% 4/25/36		2,930,269	2,939,496
RALI Trust Series 2004-QS2 CB 5.75% 2/25/34		65,330	68,252
RFMSI Trust
Series 2004-S9 1A23 5.50% 12/25/34		4,500,000	4,616,280
Series 2004-S9 2A1 4.75% 12/25/19		333,584	340,860
•Sequoia Mortgage Trust
Series 2004-5 A3 0.979% 6/20/34		491,016	465,191
Series 2007-1 4A1 3.898% 9/20/46		1,519,500	1,251,934
•Structured ARM Loan Trust
Series 2005-22 1A4 2.467% 12/25/35		1,911,210	1,213,573
Series 2006-1 7A4 5.301% 2/25/36		1,218,101	961,777
•Structured Asset Mortgage Investments II Trust Series 2005-AR5 A2 0.441% 7/19/35		1,375,303	1,268,762
Structured Asset Securities Trust Series 2005-6 4A1 5.00% 5/25/35		113,847	115,061
tWAMU Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35		72,192	42,667
•Series 2005-AR13 A1A1 0.483% 10/25/45		6,527,571	5,900,121
•Series 2005-AR16 1A3 2.481% 12/25/35		1,193,298	1,069,703
•Series 2007-HY1 3A3 5.011% 2/25/37		704,046	641,322
•Series 2007-HY7 4A1 4.954% 7/25/37		1,413,396	1,268,905
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		38,275	36,665
•Series 2005-AR16 2A1 2.717% 2/25/34		324,128	322,958
Series 2006-2 3A1 5.75% 3/25/36		231,599	225,820
Series 2006-3 A1 5.50% 3/25/36		59,364	59,150
Series 2006-3 A11 5.50% 3/25/36		234,272	242,054
Series 2006-6 1A3 5.75% 5/25/36		162,841	157,722
•Series 2006-AR5 2A1 2.639% 4/25/36		123,102	110,878
•Series 2006-AR11 A6 4.155% 8/25/36		1,735,562	1,612,398
•Series 2006-AR17 A1 2.631% 10/25/36		999,066	890,437
Series 2007-10 1A36 6.00% 7/25/37		912,928	853,125
Total Non-Agency Collateralized Mortgage Obligations (cost $58,325,463)			58,270,368

ΔRegional Bonds – 0.40%
Australia – 0.40%
New South Wales Treasury
Inflation Linked-Bond 3.75% 11/20/20	AUD	668,000	764,764
6.00% 3/1/22	AUD	2,078,000	2,129,029
Queensland Treasury 4.25% 7/21/23	AUD	620,000	542,740
Victoria Treasury 6.00% 10/17/22	AUD	2,536,000	2,610,526
Total Regional Bonds (cost $7,063,350)			6,047,059

«Senior Secured Loans – 3.79%
ABC Supply Company Tranche B 1st Lien 3.50% 4/5/20	USD	235,000	233,741
Air Medical Group Holdings Tranche B1 6.50% 5/26/18		169,150	171,264
Albertsons Tranche B
4.50% 3/21/16		217,455	217,523
1st Lien 4.75% 3/21/19		225,435	224,120
Alcatel-Lucent USA Tranche C 1st Lien 7.25% 12/4/18		296,189	299,460
Allied Security Holdings Tranche 2L 9.00% 1/21/18		150,000	151,875
ARAMARK Tranche D 4.00% 9/30/19		180,000	180,810
Arysta Lifescience SPC
1st Lien 4.50% 5/20/20		170,000	169,396
2nd Lien 8.25% 11/22/20		230,000	229,063
ATI Holdings Tranche B 5.75% 1/31/20		238,800	240,143
Avaya Tranche
B-3 4.50% 10/27/17		165,480	145,303
B5 8.00% 3/31/18		261,877	246,001

Avis Budget Car Rental Tranche B 1st Lien 3.00% 3/15/19	114,713	114,462
Bausch & Lomb Tranche
B 4.00% 5/17/19	793,930	796,014
B-DD 3.25% 11/25/16	398,003	398,002
Biomet Tranche B 3.75% 7/25/17	218,350	217,824
BJ's Wholesale Club 2nd Lien 9.75% 3/29/19	935,000	951,655
Blackboard Tranche B2 6.25% 10/4/18	565,222	570,639
Bombardier Recreational Products 1st Lien 5.00% 1/17/19	418,629	418,760
Bresnan Broadband Holdings 4.50% 12/14/17	430,393	432,590
Brickman Group Holdings Tranche B3 1st Lien 4.25% 9/28/18	248,000	248,103
Burlington Coat Factory Tranche Loan B2 4.25% 2/23/17	400,840	402,090
Caesars Entertainment Operating Tranche B6
5.25% 1/28/18	224,705	199,060
9.50% 10/31/16	1,044,462	1,040,255
Calpine Construction Finance Tranche B 3.00% 5/1/20	460,000	456,303
Carestream Health
2nd Lien 9.50% 12/5/19	290,000	284,683
Tranche B 5.00% 6/5/19	695,000	686,530
Chrysler Group Tranche B 4.25% 5/24/17	60,000	60,327
Clear Channel Communications Tranche B 3.65% 1/29/16	484,333	444,134
Community Health Systems 3.50% 1/25/17	1,565,000	1,568,912
Compass Investors Tranche B 5.25% 12/14/19	567,150	569,011
Crown Castle Operating Tranche B 3.25% 1/31/19	347,366	347,004
Davids Bridal Tranche B 5.00% 9/25/19	129,350	129,875
DaVita Tranche B
4.00% 8/1/19	447,750	449,387
4.50% 10/20/16	1,170,000	1,173,168
Delta Air Lines Tranche B 1st Lien 4.25% 4/15/17	1,150,639	1,154,660
Deltek
10.00% 8/28/17	20,000	20,075
1st Lien 5.00% 10/10/18	129,675	129,675
Dollar General 1.28% 6/25/18	455,000	454,905
Dynegy Tranche B2 4.00% 4/16/20	101,538	101,158
Edward Cayman Islands II 1st Lien 4.75% 3/5/20	65,037	64,956
Emdeon 1st Lien 3.75% 11/2/18	405,526	404,613
Energy Transfer Equity 3.75% 3/26/17	69,750	70,104
EP Energy Tranche B3 2nd Lien 3.50% 4/24/18	505,000	502,869
Equipower Resources Holdings
1st Lien 5.50% 12/21/18	102,811	104,674
2nd Lien 10.00% 5/23/19	220,000	226,600
Tranche C 4.25% 12/21/19	285,000	283,575
Essar Steel Algoma 8.75% 9/12/14	278,024	282,658
First Data 1st Lien 4.00% 4/5/17	1,106,681	1,086,484
Flying Fortress 1st Lien 3.50% 6/30/17	100,000	99,625
Generac Power Systems Tranche B 3.50% 5/10/20	170,192	169,181
Getty Images Tranche B 4.75% 9/19/19	472,625	468,903
Gim Channelview Cogeneration 4.25% 4/18/20	275,000	277,292
Gray Television 4.75% 10/11/19	954,820	962,578
Harrah's Las Vegas Propco 3.50% 2/13/15	230,000	212,534
HCA Tranche B4 2.75% 5/1/18	2,010,000	2,004,348
HD Supply Tranche B 4.50% 10/12/17	465,908	467,291
Hologic Tranche B 4.50% 4/29/19	411,888	413,786
Hostess Brands 1st Lien 6.75% 3/12/20	365,000	371,844
Houghton International
1st Lien 5.25% 11/20/19	114,425	114,973
2nd Lien 9.50% 11/20/20	205,000	207,947
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	665,282	665,781
Immucor Tranche B2 5.00% 8/19/18	890,436	894,146
Ineos US Finance 4.00% 5/4/18	415,051	408,263
Infor US Tranche B 5.25% 4/5/18	270,221	272,247
Intelsat Jackson Holding Tranche B 4.50% 4/2/18	1,277,950	1,282,343

Penney (J.C.) 1st Lien 6.00% 5/21/18	135,000	135,384
KIK Custom Products
1st Lien 5.50% 5/17/19	745,000	737,861
2nd Lien 9.50% 11/17/19	460,000	459,233
La Frontera Generation Tranche B 4.50% 9/30/20	165,000	164,330
Landry's Tranche B 4.75% 4/24/18	624,775	626,467
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	485,000	486,061
LTS Buyer
1st Lien 4.50% 3/15/20	110,000	109,747
2nd Lien 8.00% 3/15/21	330,000	330,138
MacDermid 2nd Lien 7.75% 12/6/20	115,000	116,725
MGM Resorts International 4.25% 12/13/19	1,447,725	1,438,134
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	265,000	264,531
Mission Broadcasting Tranche B 1st Lien 3.50% 12/3/19	26,676	26,876
MultiPlan Tranche B 4.00% 8/18/17	293,478	294,788
National Cinemedia Tranche B 2.75% 11/26/19	88,000	87,615
NEP Broadcasting 2nd Lien 9.50% 7/3/20	368,571	379,629
Nexstar Broadcasting Tranche B 4.50% 7/19/19	63,099	63,809
NRG Energy Tranche B 2.75% 7/1/18	989,993	982,215
Nuveen Investments 2nd Lien 6.50% 2/28/19	2,358,000	2,341,789
NXP 4.75% 12/4/20	89,550	90,931
Offshore Group Investment Tranche B 6.25% 10/17/17	303,188	305,007
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/26/19	355,875	355,097
Otter Products Tranche B 5.25% 4/29/19	570,000	571,663
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	700,000	714,000
Par Pharmaceutical Tranche B 1st Lien 4.25% 9/28/19	129,350	128,761
Pharmaceutical Product Development 4.25% 12/5/18	323,375	324,520
PQ Tranche B 4.50% 8/7/17	442,775	443,640
PVH Tranche B 3.25% 12/19/19	768,075	768,715
Ranpak 2nd Lien 8.50% 4/10/20	330,000	339,900
Remy International Tranche B 1st Lien 4.25% 3/5/20	85,663	85,770
Reynolds Group Holdings 1st Lien 4.75% 9/21/18	530,988	533,089
RGIS Services 4.25% 5/3/17	311,372	314,676
Rite Aid 2nd Lien 5.75% 8/3/20	555,000	565,753
Samson Investment 2nd Lien 6.00% 9/10/18	390,000	390,000
Scientific Games International 4.25% 5/22/20	870,000	860,834
Sensus USA 2nd Lien 8.50% 4/13/18	465,000	466,453
Seven Seas Cruises 1st Lien 4.75% 12/21/18	301,188	301,376
Smart & Final
1st Lien 5.75% 11/8/19	398,995	403,816
2nd Lien 10.50% 11/8/20	660,513	669,182
Sophia Tranche B 1st Lien 4.50% 1/29/18	96,440	96,801
Sprouts Farmers Markets Holdings 4.50% 4/12/20	390,000	390,487
State Class Tankers II Loan 1st Lien 6.75% 6/10/20	470,000	468,825
Supervalu 5.00% 3/21/19	478,704	476,510
Surgery Center Holdings
6.00% 3/18/19	278,600	280,160
2nd Lien 9.75% 3/18/20	110,000	111,100
Surgical Care Affiliates Tranche B 5.50% 5/26/18	85,000	85,053
Swift Transportation Tranche B2 1st Lien 4.00% 12/21/17	147,285	148,504
Taminco Global Chemical Tranche B 4.25% 2/15/19	216,986	217,935
Tempur-pedic International Tranche B 3.50% 3/18/20	244,023	242,559
Topaz Power Holdings 5.25% 2/4/20	362,825	364,696
TransDigm Tranche C 3.75% 2/28/20	435,000	431,012
Truven Health Analytics Tranche B 4.50% 5/23/19	544,684	543,322
United Airlines Tranche B 1st Lien 4.00% 3/12/19	255,000	255,574
Univision Communications
1st Lien 4.00% 3/1/20	189,525	186,310
Tranche C1 1st Lien 4.50% 2/22/20	258,684	256,790
Tranche C2 4.50% 2/6/20	1,012,463	1,005,230
US Airways Tranche
B1 1st Lien 4.25% 5/21/19	285,000	281,794
B2 1st Lien 3.50% 11/21/16	89,000	89,083

US Coatings Acquisition Tranche B 4.75% 2/1/20		748,125	749,662
US TelePacific 5.75% 2/10/17		72,008	71,972
Valeant Pharmaceuticals Tranche B 4.50% 5/30/20		1,150,000	1,149,487
Visant 5.25% 12/22/16		231,610	221,808
Warner Chilcott
Tranche B1 4.25% 3/15/18		189,514	189,964
Tranche B2 4.25% 3/15/18		17,756	17,798
Tranche B3 4.25% 3/15/18		104,047	104,294
Wide Open West Finance 4.75% 3/27/19		1,067,325	1,071,661
Yankee Cable Acquisition 5.25% 2/13/20		240,446	242,548
Yankee Candle 5.25% 3/2/19		76,720	76,975
Zayo Group Tranche B 1st Lien 4.50% 7/2/19		530,977	531,309
Total Senior Secured Loans (cost $56,726,314)			56,685,313

ΔSovereign Bonds – 5.41%
Australia – 0.25%
Australia Government Bond
Inflation Linked 4.00% 8/20/20	AUD	451,000	758,512
5.50% 4/21/23	AUD	2,800,000	2,925,250
			3,683,762
Brazil – 1.67%
#Banco Nacional de Desenvolvimento Economico e Social 144A
6.369% 6/16/18	USD	1,500,000	1,635,000
6.50% 6/10/19		2,500,000	2,737,500
^Brazil Letras do Tesouro Nacional 1.767% 1/1/17	BRL	2,980,000	9,299,657
Brazil Notas do Tesouro Nacional
Serie B 6.00% 8/15/20	BRL	1,415	1,569,968
Serie F
10.00% 1/1/14	BRL	2,039,000	916,511
10.00% 1/1/17	BRL	19,681,000	8,605,945
10.00% 1/1/21	BRL	304,000	129,300
10.00% 1/1/23	BRL	304,000	128,079
			25,021,960
Colombia – 0.06%
Republic of Colombia 4.375% 3/21/23	COP	1,939,000,000	892,974
			892,974
Finland – 0.06%
Finnish Government 4.00% 7/4/25	EUR	626,000	966,545
			966,545
Indonesia – 0.08%
Indonesian Government 5.625% 5/15/23	IDR	4,695,000,000	423,603
#Indonesia Government International Bond 144A 3.375% 4/15/23	USD	929,000	836,100
			1,259,703
Ireland – 0.07%
#VEB Finance 144A 6.025% 7/5/22	USD	975,000	1,009,125
			1,009,125
Malaysia – 0.03%
Malaysia Government 4.262% 9/15/16	MYR	1,380,000	448,144
			448,144
Mexico – 0.39%
Mexican Bonos
6.50% 6/10/21	MXN	5,990,900	489,753
6.50% 6/9/22	MXN	8,606,000	701,339
7.50% 6/3/27	MXN	1,870,000	161,975
7.75% 5/29/31	MXN	17,249,000	1,477,639
10.00% 11/20/36	MXN	12,118,000	1,247,621
10.00% 12/5/24	MXN	16,700,000	1,740,736
			5,819,063
Nigeria – 0.03%
Nigerian Treasury Bond 15.10% 4/27/17	NGN	60,345,000	385,279
			385,279

Panama – 0.11%
Panama Government International Bond
6.70% 1/26/36	USD	401,000	468,168
7.125% 1/29/26		340,000	418,200
8.875% 9/30/27		577,000	800,587
			1,686,955
Paraguay – 0.03%
#Republic of Paraguay 144A 4.625% 1/25/23		430,000	419,250
			419,250
Peru – 0.06%
Republic of Peru 7.125% 3/30/19		754,000	916,110
			916,110
Poland – 0.36%
Poland Government Bond
4.00% 10/25/23	PLN	3,875,000	1,133,573
5.75% 10/25/21	PLN	12,776,000	4,259,242
			5,392,815
Qatar – 0.40%
Qatar Government International Bond 4.00% 1/20/15	USD	5,800,000	6,039,540
			6,039,540
Republic of Korea – 0.17%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	720,942,559	703,492
Republic of Korea
5.75% 4/16/14	USD	900,000	933,107
7.125% 4/16/19		700,000	852,683
			2,489,282
South Africa – 0.19%
Republic of South Africa 10.50% 12/21/26	ZAR	20,396,000	2,505,004
South Africa Government Inflation-Linked Bond 2.75% 1/31/22	ZAR	2,735,764	303,090
			2,808,094
Sri Lanka – 0.05%
#Republic of Sri Lanka 144A 5.875% 7/25/22	USD	861,000	822,255
			822,255
United Kingdom – 1.34%
United Kingdom Gilt
1.75% 9/7/22	GBP	4,100,000	5,884,621
4.00% 3/7/22	GBP	8,179,465	14,125,490
			20,010,111
Uruguay – 0.06%
Uruguay Government International Bond 8.00% 11/18/22	USD	711,750	901,431
			901,431
Total Sovereign Bonds (cost $87,315,753)			80,972,398

Supranational Banks – 0.16%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	6,860,000	1,160,230
3.625% 6/22/20	NOK	4,020,000	696,577
6.00% 2/15/17	AUD	530,000	524,062
Total Supranational Banks (cost $2,337,882)			2,380,869

U.S. Treasury Obligations – 21.28%
U.S. Treasury Bonds
∞2.75% 11/15/42	USD	15,230,000	13,134,687
2.875% 5/15/43		860,000	761,234
3.125% 2/15/43		345,000	322,117
U.S. Treasury Inflation Indexed Bonds
0.625% 2/15/43		2,872,376	2,423,791
1.75% 1/15/28		9,345,779	10,490,637
2.00% 1/15/26		1,640,198	1,897,440
2.375% 1/15/25		1,702,382	2,031,154
2.375% 1/15/27		4,231,730	5,104,855
2.50% 1/15/29		4,256,387	5,258,634
3.875% 4/15/29		268,751	388,051

U.S. Treasury Notes
0.25% 3/31/14		100,000	100,072
1.00% 5/31/18		23,340,000	22,940,676
1.375% 6/30/18		13,670,000	13,663,589
1.625% 8/15/22		500,000	469,180
∞1.625% 11/15/22		42,600,000	39,772,766
*1.75% 5/15/23		57,430,000	53,791,293
* 2.00% 2/15/23		151,800,000	146,107,500
Total U.S. Treasury Obligations (cost $338,789,338)			318,657,676

		Number of
		Shares
Common Stock – 0.00%
=Century Communications		1,975,000	0
†Delta Air Lines		29	542
NRG Energy		41	1,095
Total Common Stock (cost $60,517)			1,637

Convertible Preferred Stock – 0.38%
Apache 6.00% exercise price $108.96, expiration date 8/1/13		9,800	467,852
Arcelormittal 6.00% exercise price $20.61, expiration date 12/21/15		8,925	169,575
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		173	192,722
#Chesapeake Energy 144A 5.75% exercise price $27.83, expiration date 12/31/49		276	283,763
Cliffs Natural Resources 7.00% exercise price $35.53, expiration date 2/1/16		14,625	259,448
Dominion Resources
6.00% exercise price $65.27, expiration date 7/1/16		2,252	112,713
6.125% exercise price $65.27, expiration date 4/1/16		2,252	113,050
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14		12,250	607,906
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		695	819,405
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		337	411,143
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16		8,436	463,980
MetLife 5.00% exercise price $44.28, expiration date 9/4/13		12,150	665,698
*SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		5,168	487,032
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		485	579,090
Total Convertible Preferred Stock (cost $5,857,361)			5,633,377

Preferred Stock – 0.27%
Alabama Power 5.625%		21,075	531,090
#Ally Financial 144A 7.00%		500	475,266
*BB&T 5.85%		17,585	440,680
JPMorgan Chase 5.50%		11,525	276,715
National Retail Properties 5.70%		9,340	223,880
*Public Storage 5.20%		18,720	435,240
US Bancorp
5.15%		17,050	399,823
•6.50%		19,400	545,140
Wells Fargo 5.20%		28,160	659,226
Total Preferred Stock (cost $4,029,922)			3,987,060

		Principal
		Amount[o]
Security Sold Short – (0.07%)
Fannie Mae S.F. 30 yr TBA 5.50% 7/1/43	USD	(1,000,000)	(1,086,094)
Total Security Sold Short (proceeds $1,082,187)			(1,086,094)

Short-Term Investments – 12.28%
≠Discounted Commercial Paper – 0.26%
≥Daimler Finance 1.082% 10/15/13		3,900,000	3,895,643
			3,895,643
≠Discount Notes – 5.01%
Fannie Mae 0.06% 9/16/13		14,589,125	14,588,192

Federal Home Loan Bank
0.045% 7/24/13	16,933,577	16,933,475
0.05% 7/26/13	3,097,141	3,097,119
0.055% 8/12/13	6,824,734	6,824,577
0.06% 7/2/13	7,673,889	7,673,889
0.06% 8/14/13	12,932,336	12,932,025
0.06% 8/16/13	4,247,814	4,247,703
0.06% 8/21/13	5,376,980	5,376,830
0.08% 8/30/13	3,349,892	3,349,781
		75,023,591
Repurchase Agreements – 2.20%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $11,835,708
(collateralized by U.S. government obligations 0.375%-2.25%
5/31/14-11/30/16; market value $12,072,372)	11,835,659	11,835,659

BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $5,401,423
(collateralized by U.S. government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $5,509,574)	5,401,400	5,401,400

BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $15,780,886
(collateralized by U.S. government obligations 0.25%
3/31/14-8/31/14; market value $16,096,500)	15,780,879	15,780,879
		33,017,938
≠U.S. Treasury Obligations – 4.81%
U.S. Treasury Bills
0.03% 7/25/13	5,845,357	5,845,299
0.034% 8/1/13	4,100,000	4,099,947
0.035% 8/8/13	4,700,000	4,699,901
0.031% 8/15/13	1,400,000	1,399,965
0.033% 8/22/13	11,200,000	11,199,597
0.038% 8/29/13	26,600,000	26,599,122
0.041% 9/5/13	2,800,000	2,799,910
0.049% 9/26/13	15,309,468	15,308,258
		71,951,999
Total Short-Term Investments (cost $183,876,329)		183,889,171

Total Value of Securities Before Securities Lending Collateral – 113.14%
(cost $1,713,445,104)		1,693,646,977

	Number of
	Shares
**Securities Lending Collateral – 0.05%
Investment Companies
Delaware Investments Collateral Fund No.1	750,209	750,209
@†Mellon GSL Reinvestment Trust II	862,515	0
Total Securities Lending Collateral (cost $1,612,724)		750,209

©Total Value of Securities – 113.19%
(cost $1,715,057,828)		1,694,397,186

	Number of
	Contracts
Options Written – (0.03%)
Call Swaptions – (0.00%)
5 yr IRO, strike rate 1.10%, expiration date 9/3/13 (MSC)	(23,600,000)	(7,127)
10 yr IRO, strike rate 1.80%, expiration date 7/31/13 (JPMC)	(28,800,000)	(29)
10 yr IRO, strike rate 1.80%, expiration date 7/31/13 (MSC)	(16,400,000)	(16)
		(7,174)
Put Option – 0.00%
U.S. Treasury 10 yr future, strike price $124.00, expiration date 7/27/13 (AFI)	(97)	(27,281)
		(27,281)

Put Swaptions – (0.03%)
5 yr IRO, strike rate 1.65%, expiration date 9/3/13 (MSC)	(23,600,000)	(190,499)
10 yr IRO, strike rate 2.65%, expiration date 7/31/13 (JPMC)	(20,900,000)	(16,741)
10 yr IRO, strike rate 2.65%, expiration date 7/31/13 (MSC)	(8,800,000)	(7,049)
10 yr IRO, strike rate 2.90%, expiration date 9/30/13 (JPMC)	(7,900,000)	(137,006)
10 yr IRO, strike rate 2.90%, expiration date 9/30/13 (MSC)	(7,600,000)	(131,527)
		(482,822)
Total Options Written (premium received ($717,391))		(517,275)

**Obligation to Return Securities Lending Collateral – (0.11%)		(1,612,724)
«zOther Liabilities Net of Receivables and Other Assets – (13.05%)		(195,319,949)
Net Assets Applicable to 158,983,054 Shares Outstanding – 100.00%		$1,496,947,238

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of June 30, 2013. Interest rates reset periodically.
@Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $17,801,112, which represented 1.19% of the Fund’s net assets. See Note 5 in “Notes.”
^Zero coupon security. The rate shown is the yield at the time of purchase.
✗Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2013, the aggregate value of Rule 144A securities was $192,100,934, which represented 12.83% of the Fund’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2013.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
ΔSecurities have been classified by country of origin.
«Senior secured loans generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2013.
∞Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
≥Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2013, the aggregate value of these securities was $3,895,643, which represented 0.26% of the Fund's net assets. See Note 5 in "Notes."
**See Note 4 in "Notes" for additional information on securities lending collateral an non cash collateral.
©Includes $1,826,488 of securities loaned.
zOf this amount, $1,590,000 represents collateral posted for certain derivatives, $275,829,772 represents payable for securities purchased and $60,202,185 represents receivable for securities sold as of June 30, 2013.
«Includes foreign currency valued at $7,146,762 with a cost of $7,160,137.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(3,914,067)	USD	3,649,274	7/19/13	$74,192
BAML	CAD	(249,041)	USD	244,183	7/19/13	7,448
BAML	COP	(1,065,176,034)	USD	546,665	7/19/13	(6,369)
BAML	EUR	(4,743,512)	USD	6,295,613	7/19/13	120,454
BAML	JPY	(169,794,243)	USD	1,751,646	7/19/13	39,182
BAML	MXN	(35,015,145)	USD	2,699,927	7/19/13	3,161
BAML	NZD	(753,389)	USD	591,829	7/19/13	8,857
BCLY	MXN	(11,440,378)	USD	885,283	7/19/13	4,178
BNP	AUD	(757,779)	USD	712,846	7/19/13	20,695
CITI	AUD	(2,366,404)	USD	2,222,881	7/19/13	61,424
CITI	BRL	(11,355,893)	USD	5,488,298	8/2/13	439,589
CITI	CNY	(9,280,239)	USD	1,472,353	8/5/13	(34,494)
CITI	CNY	(13,893,252)	USD	2,199,169	11/25/13	(42,033)
CITI	CNY	(55,270,000)	USD	8,633,240	6/15/14	(207,116)
CITI	EUR	(24,922,000)	USD	33,163,981	9/17/13	711,108
CITI	JPY	(347,200,000)	USD	3,418,410	7/18/13	(83,271)
CITI	JPY	77,620,704	USD	(801,130)	7/19/13	(18,285)
CITI	PLN	(5,060,027)	USD	1,568,126	7/19/13	47,730
GSC	GBP	(544,165)	USD	847,161	7/19/13	19,663
GSC	PLN	(14,925,311)	USD	4,587,983	7/19/13	103,349
HSBC	BRL	(4,250,367)	USD	1,879,782	7/19/13	(15,596)
HSBC	CAD	417,090	USD	(408,975)	7/19/13	(12,497)
HSBC	EUR	(2,129,645)	USD	2,819,219	7/19/13	46,822
HSBC	JPY	221,619,545	USD	(2,288,796)	7/19/13	(53,646)
JPMC	AUD	(7,995,000)	USD	7,818,835	7/10/13	511,269
JPMC	BRL	(4,229,103)	USD	1,938,000	7/19/13	52,104
JPMC	BRL	(21,441,038)	USD	10,033,242	8/2/13	500,785
JPMC	CNY	9,280,239	USD	(1,477,674)	8/5/13	29,172
JPMC	CNY	13,893,253	USD	(2,195,000)	11/25/13	46,203
JPMC	EUR	1,939,488	USD	(2,583,389)	7/19/13	(58,541)
JPMC	EUR	12,775,000	USD	(17,045,874)	9/17/13	(410,554)
JPMC	GBP	(13,585,000)	USD	21,167,807	9/12/13	517,009
JPMC	IDR	8,995,742,460	USD	(881,288)	7/19/13	13,411
JPMC	JPY	110,457,959	USD	(1,139,558)	7/19/13	(25,532)
JPMC	MXN	(20,241,545)	USD	1,624,978	9/18/13	74,635
MSC	AUD	(4,664,040)	USD	4,339,956	7/19/13	79,853
MSC	CNY	55,270,000	USD	(8,600,000)	6/15/14	240,355
MSC	GBP	(581,467)	USD	905,692	7/19/13	21,476
MSC	JPY	297,910,314	USD	(3,076,442)	7/19/13	(71,859)
MSC	MXN	(6,613,510)	USD	511,513	7/19/13	2,160
MSC	PLN	(3,527,720)	USD	1,093,324	7/19/13	33,344
TD	CAD	(2,445,491)	USD	2,397,845	7/19/13	73,204
TD	GBP	(453,049)	USD	705,900	7/19/13	16,959
TD	JPY	(549,059,972)	USD	5,667,143	7/19/13	129,583
TD	ZAR	(16,001,787)	USD	1,579,716	7/19/13	(33,954)
						$2,975,627

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(18)	Euro-O.A.T.	$(3,182,831)	$(3,103,852)	9/11/13	$78,979
11	Long 10 yr Gilt	1,926,986	1,872,076	10/01/13	(54,910)
(13)	E-mini S&P 500 Index	(1,017,191)	(1,039,545)	10/1/13	(22,354)
(1,749)	U.S. Treasury 5 yr Notes	(214,611,275)	(211,710,984)	10/4/13	2,900,291
(346)	U.S. Treasury 10 yr Notes	(44,049,965)	(43,790,625)	10/1/13	259,340
		$(260,934,277)			$3,161,346

Swap Contracts
CDS Contracts2

						Unrealized
		Notional		Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
CITI	CDX.NA.HY.20	USD	1,695,000	5.00%	6/20/18	$25,520
CITI	Credit Agricole London Senior 5yr CDS	EUR	2,600,000	1.00%	12/20/16	(147,417)
CITI	ITRAXX Europe Crossover 17.1 5 yr CDS	EUR	9,300,000	5.00%	6/20/17	(1,287,952)
JPMC	CDX.NA.HY.20	USD	50,000	5.00%	6/20/18	1,765
JPMC	CDX.NA.IG.20		50,000	1.00%	6/20/18	383
JPMC	Federative Republic of Brazil		1,481,000	1.00%	9/20/18	(20,364)
JPMC	ITRAXX Europe Crossover S19 V1	EUR	8,765,000	5.00%	6/20/18	(115,229)
						$(1,543,294)
	Protection Sold / Moody’s Rating:
CITI	Dell Senior / Baa	USD	1,200,000	1.00%	12/20/17	$(32,713)
CITI	Republic of Brazil 5 yr CDS / Baa		2,000,000	1.00%	3/20/17	(25,556)
CITI	Republic of Italy 5 yr CDS / Baa	EUR	1,000,000	1.00%	6/20/17	92,278
MSC	People's Republic of China 5 yr CDS / Aa	USD	2,700,000	1.00%	9/20/16	29,643
						$63,652
						$(1,479,642)

IRS Contracts3

				Fixed	Variable
				Interest Rate	Interest Rate		Unrealized
				Received	Received	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value		(Paid)	(Paid)	Date	(Depreciation)
CITI	3-Month LIBOR	USD	21,700,000	3.00%	(0.302%)	3/21/23	$(790,916)
CITI	6-Month LIBOR	AUD	6,100,000	4.00%	(3.41%)	3/15/23	(99,449)
CITI	6-Month LIBOR	AUD	9,400,000	4.75%	(3.10%)	6/15/22	408,424
JPMC	3-Month LIBOR	USD	77,700,000	3.00%	(0.273%)	3/20/23	(3,015,286)
JPMC	6-Month LIBOR	AUD	10,900,000	4.75%	(3.10%)	6/15/22	463,029
JPMC	Brazil CETIP Interbank Deposit	BRL	7,800,000	9.01%	(0.00%)	1/1/17	(254,022)
MSC	Brazil CETIP Interbank Deposit	BRL	21,700,000	8.22%	(0.00%)	1/2/17	(739,307)
							$(4,027,527)

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”
2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
3An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD - Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CNY – China Renminbi
COP – Colombian Peso
EUR – European Monetary Unit
FGIC – Insured by Financial Guaranty Insurance Company
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
IDR – Indonesia Rupiah
IG – Investment Grade
IRO – Interest Rate Swaptions
IRS – Interest Rate Swap
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NATL-RE – Insured by National Public Finance Guarantee Corporation
NCUA – National Credit Union Administration
NGN – Nigerian Naira
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions, and interest rate swap (IRS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes and reclaims on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,718,112,311
Aggregate unrealized appreciation	$37,841,978
Aggregate unrealized depreciation	(61,557,103)
Net unrealized depreciation	$(23,715,125)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Optimum Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities[1]	$-	$475,484,274	$427,165	$475,911,439
Common Stock	1,637	-	-	1,637
Convertible Preferred Stock	3,072,974	2,560,403	-	5,633,377
Corporate Debt	-	608,110,239	-	608,110,239
Foreign Debt	-	89,400,326	-	89,400,326
Municipal Bonds	-	9,142,146	-	9,142,146
U.S. Treasury Obligations	-	318,657,676	-	318,657,676
Other	3,511,794	475,266	-	3,987,060
Securities Sold Short	-	(1,086,094)	-	(1,086,094)
Short-Term Investments	-	183,889,171	-	183,889,171
Securities Lending Collateral	-	750,209	-	750,209
Options Written	-	(517,275)	-	(517,275)
Total	$6,586,405	$1,686,866,341	$427,165	$1,693,879.911

Foreign Currency Exchange Contracts	$-	$2,975,627	$-	$2,975,627
Futures Contracts	3,161,346	-	-	3,161,346
Swap Contracts	-	(5,507,169)	-	(5,507,169)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

1Security type is valued across multiple levels. The amount attributed to level 3 securities represents less than 1% of the total market value of this security type.

Security type is valued across multiple levels. The amounts attributed to level 1 securities and level 2 securities represent the following percentages, of the total market value of this security type.

	Level 1	Level 2
Convertible Preferred Stock	54.54%	45.46%
Other	88.08%	11.92%

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund invests in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended June 30, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended June 30, 2013 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at March 31, 2013	62,800,000	$336,325
Options written	90,300,497	625,221
Options terminated in
closing purchase transactions	(15,500,400)	(244,155)
Options outstanding at June 30, 2013	137,600,097	$717,391

Swap Contracts — The Fund enters into CDS contracts and IRS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s (S&P) or Baa3 by Moody’s or is determined to be of equivalent quality by the manager.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For trades prior to June 10, 2013, the Fund had posted $1,590,000 as collateral for certain open derivatives, which is presented as restricted cash on the schedule of investments. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty. The Fund received securities collateral of $901,000 for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at June 30, 2013, the notional value of the protection sold was EUR 1,000,000 and USD 5,9000,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2013, the net unrealized appreciation of the protection sold was $63,652.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $1,826,488, for which the Fund received collateral, comprised of non-cash collateral valued at $387,645, and cash collateral of $1,612,723. At June 30, 2013, the value of invested collateral was $750,209. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum International Fund

June 30, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock– 96.48%
Australia – 2.18%
Amcor	347,447	$3,223,119
AMP	702,432	2,731,134
QBE Insurance Group	219,778	3,034,054
Treasury Wine Estates	316,814	1,686,853
		10,675,160
Belgium – 1.09%
*Ageas	44,100	1,548,499
=†Ageas VVPR Strip	2,424	0
Anheuser-Busch InBev	42,678	3,799,335
		5,347,834
Canada – 0.22%
Gildan Activewear	26,800	1,087,089
		1,087,089
China/Hong Kong – 3.18%
AIA Group	1,058,800	4,484,445
China Mobile	307,500	3,211,364
Jardine Matheson Holdings	94,400	5,711,200
Melco Crown Entertainment ADR	97,600	2,182,336
		15,589,345
Cyprus – 0.42%
*Eurasia Drilling GDR	55,400	2,068,082
		2,068,082
France – 10.86%
BNP Paribas	49,600	2,710,087
Carrefour	104,638	2,878,060
Cie de Saint-Gobain	108,299	4,384,254
European Aeronautic Defence & Space	55,500	2,966,714
France Telecom	456,031	4,314,398
=†GDF Suez VVPR Strip	8,820	0
Publicis Groupe	26,300	1,872,639
Rexel	125,725	2,827,980
Safran	29,700	1,551,252
Sanofi	113,941	11,809,004
Societe Generale	40,702	1,398,719
*Technip	33,500	3,401,778
Total	107,594	5,252,767
*Valeo	36,100	2,268,978
*Vallourec	40,175	2,032,999
*Vinci	69,760	3,501,048
		53,170,677
Germany – 6.03%
Bayer	39,900	4,255,266
Daimler	40,125	2,427,945
Deutsche Telekom	497,253	5,802,166
*Deutsche Wohnen	144,000	2,445,217
GEA Group	56,400	1,999,114
Gerry Weber International	41,008	1,734,854
*KUKA	65,087	2,752,251
†LEG Immobilien	25,700	1,338,148
Linde	7,300	1,362,170

RWE	75,029	2,394,752
SAP	9,000	659,103
*SAP ADR	32,100	2,337,843
		29,508,829
India – 0.37%
†Jubilant Foodworks	103,511	1,817,306
		1,817,306
Indonesia – 0.72%
Global Mediacom	4,272,500	925,529
†Matahari Department Store	2,227,800	2,603,776
		3,529,305
Ireland – 1.57%
Accenture Class A	23,700	1,705,452
†Bank of Ireland	6,950,800	1,420,513
DCC	93,070	3,637,839
Kingspan Group	69,401	929,591
		7,693,395
Israel – 1.21%
Teva Pharmaceutical Industries ADR	150,900	5,915,280
		5,915,280
Italy – 3.32%
Banca Generali	159,200	3,431,739
ENI	438,792	9,013,150
†Mediaset	696,500	2,629,239
Telecom Italia	1,734,500	1,205,664
		16,279,792
Japan – 17.06%
Astellas Pharma	72,000	3,913,675
*Canon	181,400	5,918,001
Hino Motors	163,000	2,393,384
Honda Motor	163,600	6,079,730
Hoya	116,700	2,411,439
ITOCHU	140,500	1,622,353
JGC	40,000	1,440,097
Kao	145,900	4,965,838
Kenedix Realty Investment	278	1,107,402
Nabtesco	109,400	2,276,041
Nintendo	3,700	436,567
Nitto Denko	22,400	1,441,226
ORIX	209,700	2,865,505
Seven & I Holdings	109,400	3,999,344
Shin-Etsu Chemical	5,100	338,423
Softbank	44,400	2,592,537
Sony	279,300	5,853,019
Sumitomo Mitsui Financial Group	102,700	4,712,434
Takeda Pharmaceutical	117,600	5,313,110
Tokio Marine Holdings	229,500	7,278,918
Tokyo Electron	44,200	2,237,636
Tokyo Tatemono	376,000	3,132,069
Toyota Motor	141,600	8,553,691
Yahoo Japan	5,431	2,678,256
		83,560,695
Malaysia – 0.20%
@Astro Malaysia Holdings	1,030,600	988,358
		988,358
Mexico – 0.47%
Fomento Economico Mexicano ADR	22,400	2,311,456
		2,311,456
Netherlands – 4.50%
*Aalberts Industries	102,736	2,296,169
ASML Holding	21,286	1,679,658
†ING Groep CVA	271,000	2,469,325

*Koninklijke Ahold	349,837	5,207,303
Reed Elsevier	196,541	3,274,719
*Royal Dutch Shell Class A	122,353	3,909,206
Ziggo	79,900	3,198,179
		22,034,559
Nigeria – 0.17%
†Lekoil	1,389,300	824,065
		824,065
Norway – 0.50%
Statoil	118,000	2,434,211
		2,434,211
Singapore – 1.94%
OCBC Bank	176,000	1,388,341
SembCorp Industries	524,000	2,046,068
Singapore Telecommunications	1,040,000	3,092,845
United Overseas Bank	190,047	2,977,308
		9,504,562
Spain – 3.19%
Banco Santander	315,021	2,010,128
Duro Felguera	164,300	1,058,653
Iberdrola	1,152,705	6,085,931
†*Sacyr Vallehermoso	515,600	1,618,158
Telefonica	378,708	4,853,233
		15,626,103
Sweden – 1.29%
SKF Class B	91,000	2,131,567
Svenska Cellulosa Class B	166,084	4,167,670
		6,299,237
Switzerland – 11.57%
†ABB	221,376	4,806,714
†Holcim	26,589	1,853,574
Nestle	64,000	4,197,332
Novartis	171,834	12,206,290
Partners Group Holding	9,400	2,545,046
Roche Holding	48,795	12,139,345
†Swiss Re	80,882	6,019,484
Syngenta	16,800	6,573,449
†UBS	95,700	1,629,109
†Zurich Insurance Group	18,144	4,705,992
		56,676,335
Taiwan – 1.82%
Delta Electronics	474,000	2,158,859
Epistar	1,155,000	2,034,835
MediaTek	235,700	2,740,789
Taiwan Semiconductor Manufacturing	539,269	1,997,293
		8,931,776
United Kingdom – 22.23%
Aberdeen Asset Management	875,256	5,095,745
AMEC	174,312	2,664,367
*APR Energy	218,631	3,341,785
Aveva Group	46,730	1,601,955
Babcock International Group	165,300	2,772,995
Barclays ADR	351,300	6,014,256
BG Group	384,992	6,549,201
†Blinkx	1,124,100	1,867,786
BP	610,409	4,226,409
British American Tobacco	37,700	1,930,855
Centrica	249,900	1,369,023
Compass Group	324,109	4,140,674
†Crest Nicholson Holdings	825,700	4,018,583
Diageo	73,300	2,095,861
Domino's Pizza	145,100	1,479,677

DS Smith	591,283	2,224,824
†esure Group	871,803	4,307,931
G4S	539,544	1,890,645
GlaxoSmithKline	219,104	5,491,717
Hargreaves Lansdown	106,469	1,437,927
HSBC Holdings	166,007	1,721,914
Inchcape	136,620	1,041,005
Intertek Group	63,400	2,818,504
Jardine Lloyd Thompson Group	113,470	1,570,446
National Grid	449,045	5,094,826
†Partnership Assurance Group	246,500	1,825,772
†Perform Group	286,094	2,208,236
†Platform Acquisition Holdings	144,900	1,550,430
Rotork	68,040	2,762,970
SABMiller	57,800	2,771,300
Subsea 7	68,600	1,202,815
Tesco	1,160,843	5,850,954
Travis Perkins	100,400	2,223,288
Unilever	186,042	7,532,163
Vodafone Group	1,462,601	4,178,667
		108,875,506
United States – 0.37%
†Euronet Worldwide	45,537	1,450,809
†Sirona Dental Systems	5,704	375,780
		1,826,589
Total Common Stock (cost $453,860,727)		472,575,546

ΔPreferred Stock– 0.00%
Germany – 0.00%
Volkswagen 3.56%	1	202
Total Preferred Stock (cost $208)		202

ΔWarrant– 0.00%
United Kingdom – 0.00%
Platform Acquisition Holdings	144,900	0
Total Warrant (cost $1,449)		0

	Principal
	Amount
Short-Term Investments– 1.60%
≠Discount Notes – 0.90%
Fannie Mae 0.06% 9/16/13	$1,196,819	1,196,742
Federal Home Loan Bank
0.045% 7/24/13	429,187	429,184
0.05% 7/26/13	124,567	124,566
0.055% 8/12/13	346,185	346,176
0.06% 7/2/13	1,252,124	1,252,124
0.06% 8/14/13	520,139	520,127
0.06% 8/16/13	170,847	170,843
0.06% 8/21/13	216,262	216,256
0.08% 8/30/13	169,923	169,917
		4,425,935
Repurchase Agreements – 0.57%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $997,436
(collateralized by U.S. government obligations 0.375%-2.25%
5/31/14-11/30/16; market value $1,017,381)	997,432	997,432

BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $455,197
(collateralized by U.S. government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $464,311)	455,195	455,195

BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $1,329,910
(collateralized by U.S. government obligations 0.25%
3/31/14-8/31/14; market value $1,356,508)	1,329,909	1,329,909
		2,782,536
≠U.S. Treasury Obligations – 0.13%
U.S. Treasury Bills
0.03% 7/25/13	182,051	182,050
0.05% 9/26/13	453,845	453,809
		635,859
Total Short-Term Investments (cost $7,844,143)		7,844,330

Total Value of Securities Before Securities Lending Collateral – 98.08%
(cost $461,706,527)		480,420,078

	Number of
	Shares
**Securities Lending Collateral – 2.48%
Investment Companies
Delaware Investments Collateral Fund No.1	12,151,389	12,151,389
@†Mellon GSL Reinvestment Trust II	446,723	0
Total Securities Lending Collateral (cost $12,598,112)		12,151,389

©Total Value of Securities – 100.56%
(cost $474,304,639)		492,571,467
**Obligation to Return Securities Lending Collateral – (2.57%)		(12,598,112)
«Receivables and Other Assets Net of Other Liabilities– 2.01%		9,864,530
Net Assets Applicable to 44,335,299 Shares Outstanding – 100.00%		$489,837,885

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral and non-cash collateral.
@Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $988,358, which represented 0.20% of the Fund’s net assets. See Note 5 in "Notes."
©Includes $11,430,060 of securities loaned.
«Includes foreign currency valued at $2,785,603 with a cost of $2,795,376.

The following foreign currency exchange contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
CITI	AUD	16,382,600	USD	(16,637,749)	7/17/13	$(1,671,723)
CITI	CAD	18,739,266	USD	(18,494,821)	7/17/13	(680,732)
CITI	CHF	(23,898,336)	USD	25,756,125	7/17/13	451,896
CITI	DKK	7,270,910	USD	(1,279,980)	7/17/13	(10,884)
CITI	EUR	(4,347,672)	USD	5,654,116	7/1/13	(5,318)
CITI	EUR	(11,354,986)	USD	14,835,772	7/17/13	53,840
CITI	GBP	(12,768,052)	USD	19,666,239	7/17/13	249,896
CITI	HKD	63,567,759	USD	(8,191,788)	7/17/13	4,742
CITI	JPY	199,676,913	USD	(2,041,304)	7/1/13	(27,597)
CITI	JPY	37,009,828	USD	(373,688)	7/3/13	(447)
CITI	JPY	(1,759,629,539)	USD	17,848,784	7/17/13	102,130
CITI	MXN	38,954,315	USD	3,186,784	7/17/13	(186,083)
CITI	NOK	5,780,419	USD	(1,008,978)	7/17/13	(57,947)
CITI	SEK	(6,077,104)	USD	913,374	7/17/13	7,685
CITI	SGD	3,220,199	USD	(2,604,054)	7/17/13	(63,759)
CITI	ZAR	38,148,667	USD	(4,238,302)	7/17/13	(390,112)
MNB	AUD	(86,187)	USD	79,467	7/3/13	649
MNB	AUD	(8,061,500)	USD	8,243,851	7/31/13	887,261
MNB	GBP	(397,807)	USD	607,076	7/17/13	2,132
MNB	JPY	(7,693,680)	USD	78,331	7/1/13	742
MNB	JPY	(22,652,158)	USD	230,626	7/2/13	2,182
MNB	JPY	(36,235,280)	USD	365,827	7/3/13	398
MNB	JPY	(289,043,000)	USD	3,069,316	7/17/13	154,187
MNB	TWD	39,243,672	USD	1,310,088	7/1/13	(627)
MSC	AUD	(897,000)	USD	892,729	7/17/13	73,291
MSC	CAD	1,520,000	USD	(1,479,332)	7/17/13	(34,376)
MSC	CHF	1,793,455	USD	(1,913,002)	7/17/13	(14,041)
MSC	EUR	(383,000)	USD	505,626	7/17/13	7,036
MSC	GBP	(2,172,000)	USD	3,345,114	7/17/13	42,160
MSC	HKD	18,240,000	USD	(2,350,088)	7/17/13	1,807
MSC	JPY	181,868,000	USD	(1,853,324)	7/2/13	(19,210)
MSC	JPY	(454,518,000)	USD	4,728,964	7/17/13	144,945
MSC	NOK	(21,300,000)	USD	3,640,551	7/17/13	136,140
MSC	SGD	1,787,000	USD	(1,414,329)	7/2/13	(4,677)
MSC	SGD	(1,787,000)	USD	1,414,351	7/17/13	4,653
						$(839,761)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:

ADR – American Depositary Receipt
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
CITI – Citigroup Global Markets
CVA – Dutch Certificate
DKK – Danish Krone
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
HKD – Hong Kong Dollar
JPY – Japanese Yen
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
NOK – Norwegian Krone
SEK – Swedish Krona
SGD – Singapore Dollar
TWD – Taiwan Dollar
USD – United States Dollar
VVPR Strip – Dividend Coupon
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$478,039,006
Aggregate unrealized appreciation	$49,701,299
Aggregate unrealized depreciation	(35,168,838)
Net unrealized appreciation	$14,532,461

For federal income tax purposes, at March 31, 2013, capital loss carryforwards of $54,326,974 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $49,949,013 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At March 31, 2013, short-term and long-term capital losses of $18,734 and $4,359,227 will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3		Total
Common Stock	$472,575,546	$-		$-	$472,575,546
Preferred Stock	202	-		-	202
Short-Term Investments	-	7,844,330		-	7,844,330
Securities Lending Collateral	-	12,151,389		-	12,151,389
Total	$472,575,748	$19,995,719	$		$492,571,467

Foreign Currency Exchange Contracts	$-	$(839,761)		$-	$(839,761)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $11,430,060, for which the Fund received collateral, comprised of non-cash collateral valued at $51,836, and cash collateral of $12,598,112. At June 30, 2013, the value of invested collateral was $12,151,389. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

June 30, 2013

	Number of	Value
	Shares	(U.S. $)
²Common Stock – 97.03%
Consumer Discretionary – 23.46%
†Amazon.com	116,050	$32,225,925
†AutoZone	9,900	4,194,531
†Borg Warner	4,700	404,905
†CarMax	71,500	3,300,440
Carnival (United Kingdom)	62,337	2,171,111
CBS Class B	130,250	6,365,318
†Charter Communications Class A	12,100	1,498,585
†Chipotle Mexican Grill	12,300	4,481,505
Comcast Class A	112,000	4,690,560
D.R. Horton	99,600	2,119,488
Delphi Automotive (United Kingdom)	67,600	3,426,644
†Discovery Communications Class C	32,300	2,250,018
DISH Network Class A	67,200	2,857,344
Disney (Walt)	80,450	5,080,418
†Dollar General	41,250	2,080,238
†Dollar Tree	25,900	1,316,756
†Fossil Group	16,550	1,709,781
†General Motors	89,800	2,991,238
Harley-Davidson	27,100	1,485,622
Home Depot	221,350	17,147,985
L Brands	21,400	1,053,950
†Lamar Advertising Class A	91,850	3,986,290
Las Vegas Sands	206,150	10,911,520
*Lennar Class A	58,200	2,097,528
Lowe's	227,250	9,294,525
*†Lululemon Athletica (Canada)	54,400	3,564,288
Marriott International Class A	44,980	1,815,843
McDonald's	58,050	5,746,950
†MGM Resorts International	106,800	1,578,504
†Michael Kors Holdings (China) (Hong Kong Exchange)	61,100	3,789,422
†NetFlix	20,300	4,285,127
NIKE Class B	73,000	4,648,640
†Panera Bread Class A	9,000	1,673,460
Prada (Italy)	183,300	1,663,775
†priceline.com	14,400	11,910,672
PVH	35,600	4,451,780
Ralph Lauren	8,400	1,459,416
Ross Stores	34,600	2,242,426
Starbucks	167,600	10,976,124
Starwood Hotels & Resorts Worldwide	50,500	3,191,095
*†Tesla Motors	35,600	3,824,508
Tractor Supply	26,900	3,163,709
†TripAdvisor	44,500	2,708,715
†Twenty-First Century Fox Class A	78,750	2,567,250
†Under Armour Class A	37,800	2,257,038
Viacom Class B	119,050	8,101,353
		214,762,320
Consumer Staples – 7.51%
Anheuser-Busch InBev (Belgium)	17,843	1,588,442
Beam	47,850	3,019,814
Coca-Cola	185,400	7,436,394
Colgate-Palmolive	35,900	2,056,711
Costco Wholesale	39,450	4,361,987
CVS Caremark	250,200	14,306,436
†Green Mountain Coffee Roasters	45,600	3,422,736
†Monster Beverage	28,400	1,725,868
Nestle (Switzerland)	26,529	1,739,860
PepsiCo	117,850	9,638,952

Pernod-Ricard (France)	12,697	1,407,993
Philip Morris International	77,600	6,721,712
Procter & Gamble	88,350	6,802,067
Whole Foods Market	87,000	4,478,760
		68,707,732
Energy – 4.98%
Anadarko Petroleum	56,150	4,824,970
Cabot Oil & Gas	37,100	2,634,842
†Cameron International	55,250	3,379,090
†Concho Resources	20,300	1,699,516
EOG Resources	17,100	2,251,728
EQT	28,400	2,254,108
†FMC Technologies	56,800	3,162,624
Halliburton	86,550	3,610,866
National Oilwell Varco	41,500	2,859,350
Phillips 66	23,100	1,360,821
Pioneer Natural Resources	48,500	7,020,375
Range Resources	54,300	4,198,476
Schlumberger	36,400	2,608,424
Valero Energy	107,550	3,739,514
		45,604,704
Financials – 6.15%
†Affiliated Managers Group	8,700	1,426,278
American Express	110,200	8,238,552
American Tower	122,300	8,948,691
Bank of America	167,100	2,148,906
Blackstone Group	169,850	3,577,041
Citigroup	144,200	6,917,274
Franklin Resources	19,500	2,652,390
†IntercontinentalExchange	9,300	1,653,168
Invesco	124,500	3,959,100
JPMorgan Chase	37,100	1,958,509
Morgan Stanley	299,750	7,322,893
*Ryman Hospitality Properties	53,030	2,068,700
TD Ameritrade Holding	51,600	1,253,364
Two Harbors Investment	264,500	2,711,125
Zions Bancorp	50,750	1,465,660
		56,301,651
Healthcare – 12.73%
†Actavis	43,350	5,471,637
†Alexion Pharmaceuticals	28,200	2,601,168
Allergan	12,000	1,010,880
Amgen	48,150	4,750,479
†Biogen Idec	47,200	10,157,440
Bristol-Myers Squibb	85,600	3,825,464
†Catamaran	18,834	917,592
†Celgene	34,400	4,021,704
Covidien (Ireland)	61,250	3,848,950
†Edwards Lifesciences	20,100	1,350,720
†Express Scripts Holding	102,100	6,298,549
†Gilead Sciences	351,600	18,005,436
HCA Holdings	123,450	4,451,607
†IDEXX Laboratories	24,900	2,235,522
†Insulet	55,300	1,736,973
Lilly (Eli)	63,450	3,116,664
McKesson	49,400	5,656,300
Novo Nordisk Class B (Denmark)	14,643	2,281,920
†ONYX Pharmaceuticals	12,200	1,059,204
Pfizer	184,638	5,171,710
†Pharmacyclics	15,200	1,207,944
†Regeneron Pharmaceuticals	9,500	2,136,360
Sanofi ADR	31,250	1,609,688
Stryker	23,900	1,545,852
Thermo Fisher Scientific	52,650	4,455,770
UnitedHealth Group	93,950	6,151,846
Universal Health Services Class B	28,400	1,901,664
†Valeant Pharmaceuticals International (Canada)	44,700	3,847,776
†Vertex Pharmaceuticals	60,650	4,844,116
Zoetis	27,611	852,918
		116,523,853

Industrials – 11.39%
Boeing	87,350	8,948,134
Caterpillar	11,300	932,137
Chicago Bridge & Iron (Netherlands)	47,400	2,827,884
Copa Holdings Class A (Panama)	12,200	1,599,664
Cummins	1,400	151,844
Danaher	165,100	10,450,830
†Delta Air Lines	135,550	2,536,141
Eaton (Ireland)	55,002	3,619,682
Fastenal	121,000	5,547,850
Grainger (W.W.)	5,200	1,311,336
Honeywell International	76,600	6,077,444
Hunt (J.B.) Transport Services	28,700	2,073,288
Ingersoll-Rand (Ireland)	50,950	2,828,744
Kansas City Southern	48,700	5,160,252
Martin Marietta Materials	12,800	1,259,776
†MRC Global	62,400	1,723,488
Precision Castparts	45,500	10,283,455
†Quanta Services	124,100	3,283,686
Robert Half International	89,100	2,960,793
Roper Industries	40,900	5,080,598
†Terex	46,650	1,226,895
Tyco International (Switzerland)	133,550	4,400,473
Union Pacific	37,900	5,847,212
†United Continental Holdings	73,600	2,302,944
United Parcel Service Class B	71,700	6,200,616
*†United Rentals	16,800	838,488
†WABCO Holdings	41,450	3,095,901
*†WESCO International	25,200	1,712,592
		104,282,147
Information Technology – 25.42%
Accenture Class A (Ireland)	56,400	4,058,544
†Akamai Technologies	44,900	1,910,495
†Alliance Data Systems	26,750	4,842,553
Apple	67,500	26,735,400
ASML Holding (Netherlands)	34,807	2,753,234
†Autodesk	29,500	1,001,230
†Baidu ADR	25,300	2,391,609
Broadcom Class A	41,800	1,411,168
†Cadence Design Systems	305,600	4,425,088
Cisco Systems	40,950	995,495
†Cognizant Technology Solutions Class A	46,500	2,911,365
†Ctrip.com International ADR	42,100	1,373,723
†eBay	343,000	17,739,960
†Equinix	5,900	1,089,848
†F5 Networks	35,300	2,428,640
†Facebook Class A	218,450	5,430,667
†Fiserv	22,400	1,957,984
†Google Class A	49,000	43,138,115
Intel	141,950	3,438,029
International Business Machines	55,700	10,644,827
†Juniper Networks	121,400	2,344,234
†Lam Research	98,850	4,383,009
†LinkedIn Class A	26,400	4,707,120
MasterCard Class A	25,900	14,879,550
Microsoft	200,150	6,911,180
†NetSuite	15,200	1,394,448
†NXP Semiconductors (Netherlands)	110,300	3,417,094
QUALCOMM	153,200	9,357,456
†Red Hat	70,200	3,356,964
†salesforce.com	244,150	9,321,647
†SanDisk	59,150	3,614,065
SAP ADR	42,300	3,080,709
†ServiceNow	39,200	1,583,288
†Sina (China) (Hong Kong Exchange)	7,900	440,267
Tencent Holdings (China) (Hong Kong Exchange)	29,300	1,149,175
@=†Twitter	7,812	142,022
Visa Class A	99,250	18,137,938
†Workday	20,700	1,326,663
†Yahoo	98,800	2,480,868
		232,705,671

Materials – 3.36%
Celanese Class A	47,770	2,140,096
Eastman Chemical	34,500	2,415,345
Ecolab	54,200	4,617,298
FMC	27,200	1,660,832
International Paper	29,900	1,324,869
Mosaic	44,050	2,370,331
PPG Industries	11,500	1,683,715
Praxair	43,300	4,986,428
Rockwood Holdings	69,200	4,430,876
Sherwin-Williams	29,000	5,121,400
		30,751,190
Telecommunication Services – 2.03%
†Crown Castle International	176,200	12,755,118
†SBA Communications Class A	27,300	2,023,476
Verizon Communications	76,000	3,825,840
		18,604,434
Total Common Stock (cost $774,612,995)		888,243,702

Convertible Preferred Stock – 0.05%
@=†LivingSocial Series F	14,824	16,603
@=†Twitter Series A	20	364
@=†Twitter Series B	317	5,763
@=†Twitter Series B	5,671	103,099
@=†Twitter Series C	81	1,473
@=†Twitter Series C	1,538	27,961
@=†Twitter Series D	2,999	54,522
@=†Twitter Series F	1,022	18,580
@=†Twitter Series G-2	12,309	223,778
Total Convertible Preferred Stock (cost $498,782)		452,143

Security Sold Short – (0.03%)
†News Class A	19,250	(294,525)
Total Security Sold Short (proceeds $297,122)		(294,525)

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 4.37%
=Discount Notes – 1.89%
Fannie Mae 0.06% 9/16/13	$1,759,103	1,758,990
Federal Home Loan Bank
0.045% 7/24/13	6,525,991	6,525,953
0.05% 7/26/13	641,850	641,846
0.055% 8/12/13	1,176,697	1,176,670
0.06% 7/2/13	1,915,566	1,915,565
0.06% 8/14/13	2,680,092	2,680,028
0.06% 8/16/13	880,315	880,292
0.06% 8/21/13	1,114,323	1,114,293
0.08% 8/30/13	577,577	577,558
		17,271,195
Repurchase Agreements – 1.69%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $5,560,346
(collateralized by U.S. government obligations 0.375%-2.25%
5/31/14-11/30/16; market value $5,671,529)	5,560,323	5,560,323

BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $2,537,557
(collateralized by U.S. government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $2,588,365)	2,537,546	2,537,546

BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $7,413,767
(collateralized by U.S. government obligations 0.25%
3/31/14-8/31/14; market value $7,562,041)	7,413,764	7,413,764
		15,511,633

U.S. Treasury Obligations – 0.79%
U.S. Treasury Bills
0.03% 7/25/13	3,210,229	3,210,196
0.05% 9/26/13	3,993,593	3,993,278
		7,203,474
Total Short-Term Investments (cost $39,985,485)		39,986,302

Total Value of Securities Before Securities Lending Collateral – 101.42%
(cost $814,800,140)		928,387,622

	Number of
	Shares
**Securities Lending Collateral – 0.11%
Investment Companies
Delaware Investments Collateral Fund No.1	1,022,022	1,022,022
†@Mellon GSL Reinvestment Trust II	719,812	0
Total Securities Lending Collateral (cost $1,741,834)		1,022,022

©Total Value of Securities – 101.53%
(cost $816,541,974)		929,409,644
**Obligation to Return Securities Lending Collateral – (0.19%)		(1,741,834)
Other Liabilities Net of Receivables and Other Assets – (1.34%)		(12,252,103)
Net Assets Applicable to 61,873,440 Shares Outstanding – 100.00%		$915,415,707

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $594,165, which represented 0.06% of the Fund's net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2013, the aggregate value of fair valued securities was $594,165, which represented 0.06% of the Fund’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral and non-cash collateral.
©Includes $1,709,533 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$821,578,534
Aggregate unrealized appreciation	$120,240,198
Aggregate unrealized depreciation	(12,409,088)
Net unrealized appreciation	$107,831,110

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$888,101,680	$-	$142,022	$888,243,702
Convertible Preferred Stock	-	-	452,143	452,143
Security Sold Short	(294,525)	-	-	(294,525)
Short-Term Investments	-	39,986,302	-	39,986,302
Securities Lending Collateral	-	-	-	1,022,022
Total	$887,807,155	$39,986,302	$594,165	$929,409,644

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

Security type is valued across multiple levels. The amount attributed to level 3 securities represents less than 1% of the total market value of this security type.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No foreign currency exchange contracts were outstanding at June 30, 2013.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $1,709,533, for which the Fund received collateral, comprised of non-cash collateral valued at $38, and cash collateral of $1,741,834. At June 30, 2013, the value of invested collateral was $1,022,022. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2013. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

June 30, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.31%
Consumer Discretionary – 11.43%
Advance Auto Parts	30,970	$2,513,835
Coach	173,710	9,917,104
Comcast Special Class A	105,760	4,195,499
Delphi Automotive (United Kingdom)	61,880	3,136,697
Disney (Walt)	115,230	7,276,775
†General Motors	29,680	988,641
*Hasbro	71,890	3,222,829
Johnson Controls	113,530	4,063,239
Kohl's	23,380	1,180,924
McDonald's	32,366	3,204,234
*Nordstrom	165,503	9,920,250
Omnicom Group	86,360	5,429,453
Ross Stores	186,802	12,106,638
Staples	68,350	1,084,031
Target	106,040	7,301,914
TJX	269,847	13,508,541
Viacom Class B	84,580	5,755,669
Yum Brands	137,170	9,511,368
		104,317,641
Consumer Staples – 12.56%
Altria Group	386,018	13,506,770
Campbell Soup	216,307	9,688,391
Coca-Cola Enterprises	42,840	1,506,254
Colgate-Palmolive	119,193	6,828,567
CVS Caremark	130,991	7,490,065
Danone (France)	58,641	4,401,360
Diageo (United Kingdom)	252,179	7,210,534
Dr.Pepper Snapple Group	42,640	1,958,455
General Mills	144,210	6,998,511
Hershey	112,745	10,065,874
Kellogg	24,660	1,583,912
Lorillard	118,840	5,190,931
Nestle (Switzerland)	84,210	5,522,771
PepsiCo	18,820	1,539,288
Philip Morris International	313,558	27,160,394
Procter & Gamble	34,476	2,654,307
Smucker (J.M.)	12,400	1,279,060
		114,585,444
Energy – 13.29%
Apache	149,132	12,501,735
Chevron	142,003	16,804,635
EOG Resources	22,327	2,940,019
Exxon Mobil	221,379	20,001,593
HollyFrontier	238,973	10,223,265
Marathon Petroleum	175,469	12,468,827
†Newfield Exploration	280,789	6,708,049
Occidental Petroleum	76,420	6,818,957
Patterson-UTI Energy	490,062	9,485,150
*RPC	712,427	9,838,617
*†Ultra Petroleum	682,727	13,531,649
		121,322,496

Financials – 21.13%
ACE (Switzerland)	56,320	5,039,514
AFLAC	239,169	13,900,502
*American Capital Agency	310,685	7,142,648
Aon (United Kingdom)	66,100	4,253,535
Apartment Investment & Management	365,983	10,994,129
Bank of New York Mellon	223,236	6,261,770
BlackRock	15,755	4,046,672
CBOE Holdings	291,731	13,606,334
Chubb	35,920	3,040,628
Discover Financial Services	242,686	11,561,561
Eaton Vance	264,180	9,930,526
Federated Investors Class B	197,158	5,404,101
Franklin Resources	24,591	3,344,868
Goldman Sachs Group	62,249	9,415,161
JPMorgan Chase	312,510	16,497,403
McGraw-Hill	182,514	9,707,919
MetLife	193,510	8,855,018
Moody's	41,250	2,513,363
NASDAQ Stock Market	30,322	994,258
PNC Financial Services Group	45,860	3,344,111
Prudential Financial	79,730	5,822,682
SLM	220,997	5,051,991
State Street	70,260	4,581,655
Travelers	72,150	5,766,228
Waddell & Reed Financial Class A	229,790	9,995,865
Wells Fargo	286,080	11,806,522
		192,878,964
Healthcare – 10.90%
Abbott Laboratories	97,070	3,385,802
AbbVie	39,300	1,624,662
Baxter International	64,091	4,439,584
Becton, Dickinson	9,320	921,096
Covidien	21,500	1,351,060
†Endo Health Solutions	289,973	10,668,107
†Express Scripts Holding	38,160	2,354,090
Johnson & Johnson	192,310	16,511,737
Medtronic	102,970	5,299,866
Merck	86,730	4,028,609
†Mylan Laboratories	156,124	4,844,528
Pfizer	523,655	14,667,577
Quest Diagnostics	33,800	2,049,294
Roche Holding (Switzerland)	10,782	2,682,373
†Salix Pharmaceuticals	89,102	5,894,097
St. Jude Medical	185,271	8,453,916
Thermo Fisher Scientific	63,550	5,378,237
†United Therapeutics	72,297	4,758,589
Zoetis	4,640	143,330
		99,456,554
Industrials – 13.02%
3M	78,227	8,554,122
Canadian National Railway (Canada)	20,570	2,000,844
Caterpillar	76,401	6,302,318
Copa Holdings Class A (Panama)	59,987	7,865,495
Danaher	86,520	5,476,716
Dun & Bradstreet	12,820	1,249,309
Eaton (Ireland)	63,700	4,192,097
Fluor	10,320	612,079
Honeywell International	108,220	8,586,175
Illinois Tool Works	20,920	1,447,036

Joy Global	140,687	6,827,540
Lockheed Martin	236,209	25,619,229
Northrop Grumman	53,000	4,388,400
Pentair (Switzerland)	31,764	1,832,465
Stanley Black & Decker	54,187	4,188,655
Tyco International (Switzerland)	141,460	4,661,107
United Parcel Service Class B	189,275	16,368,502
United Technologies	93,570	8,696,396
		118,868,485
Information Technology – 8.76%
Accenture Class A (Ireland)	179,804	12,938,695
Apple	16,608	6,578,097
Fidelity National Information Services	16,730	716,713
†Fiserv	25,290	2,210,599
Hewlett-Packard	38,090	944,632
Intel	125,360	3,036,219
International Business Machines	93,297	17,829,990
Mastercard Class A	3,108	1,785,546
Microsoft	321,237	11,092,314
Oracle	171,870	5,279,846
Western Digital	229,203	14,231,214
Western Union	192,340	3,290,937
		79,934,802
Materials – 4.23%
Air Products & Chemicals	46,690	4,275,403
CF Industries Holdings	43,183	7,405,885
Lyondellbasell Industries	76,596	5,075,251
*NewMarket	31,459	8,259,875
PPG Industries	47,264	6,919,922
Southern Copper	240,537	6,643,632
		38,579,968
Telecommunications – 1.82%
AT&T	205,270	7,266,558
Verizon Communications	75,200	3,785,568
Vodafone Group (United Kingdom)	1,948,959	5,568,197
		16,620,323
Utilities – 0.17%
PPL	25,390	768,301
Public Service Enterprise Group	24,130	788,083
		1,556,384
Total Common Stock (cost $701,897,343)		888,121,061

Convertible Preferred Stock – 0.11%
PPL 9.50% exercise price $28.73, expiration date 7/1/13	9,830	519,024
United Technologies 7.50% exercise price $98.52, expiration date 8/1/15	7,480	444,013
Total Convertible Preferred Stock (cost $867,564)		963,037

	Principal
	Amount (U.S. $)
Short-Term Investments – 3.10%
≠Discount Notes – 0.42%
Fannie Mae 0.06% 9/16/13	811,576	811,524
Federal Home Loan Bank
0.045% 7/24/13	725,908	725,904
0.05% 7/26/13	175,365	175,364
0.055% 8/12/13	265,610	265,604
0.06% 7/2/13	490,700	490,700
0.06% 8/14/13	732,251	732,234
0.06% 8/16/13	240,519	240,512
0.06% 8/21/13	304,454	304,445
0.08% 8/30/13	130,374	130,369
		3,876,656

Repurchase Agreements – 2.62%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $8,559,379
(collateralized by U.S. Government obligations 0.375%-2.25%
5/31/14-11/30/16; market value $8,730,530)	8,559,343	8,559,343

BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $3,906,215
(collateralized by U.S. Government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $3,984,428)	3,906,199	3,906,199

BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $11,412,462
(collateralized by U.S. Government obligations 0.25%
3/31/14-8/31/14; market value $11,640,709)	11,412,458	11,412,458
		23,878,000
≠U.S. Treasury Obligations – 0.06%
United States Treasury Bills
0.03% 7/25/13	252,998	252,996
0.05% 9/26/13	301,336	301,313
		554,309
Total Short-Term Investments (cost $28,308,787)		28,308,965

Total Value of Securities Before Securities Lending Collateral – 100.52%
(cost $731,073,694)		917,393,063

	Number of
	Shares
**Securities Lending Collateral – 0.13%
Investment Companies
Delaware Investments Collateral Fund No.1	1,231,109	1,231,109
†@Mellon GSL Reinvestment Trust II	717,397	0
Total Securities Lending Collateral (cost $1,948,506)		1,231,109

Total Value of Securities – 100.65%
(cost $733,022,200)		918,624,172 ©
**Obligation to Return Securities Lending Collateral – (0.21%)		(1,948,506)
«Liabilities Net of Receivables and Other Assets – (0.44%)		(4,004,902)
Net Assets Applicable to 69,602,988 Shares Outstanding – 100.00%		$912,670,764

†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
@Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund's net assets. See Note 5 in "Notes."
©Includes $1,761,853 of securities loaned.
«Includes foreign currency valued at $7,109 with a cost of $7,135.

The following foreign currency exchange contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	CAD	(7,456)	USD	7,065	7/1/13	$(25)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
CAD – Canadian Dollar
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2009–March 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

2. Investments
At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$748,239,140
Aggregate unrealized appreciation	$196,922,256
Aggregate unrealized depreciation	(26,537,224)
Net unrealized appreciation	$170,385,032

For federal income tax purposes, at March 31, 2013, capital loss carryforwards of $121,086,562 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $2,058,426 expires in 2017 and $119,028,136 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$888,121,061	$-	$-	$888,121,061
Convertible Preferred Stock	444,013	519,024	-	963,037
Short-Term Investments	23,877,999	4,430,966	-	28,308,965
Securities Lending Collateral	-	1,231,109	-	1,231,109
Total	$912,443,073	$6,181,099	$-	$918,624,172

Security type is valued across multiple levels. The amount attributed to level 1 securities, level 2 securities and level 3 securities represents the following percentages of the total market value of this security type for the Fund.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	46%	54%	--	100%
Short-Term Investments	84%	16%	--	100%

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

As a result of utilizing international fair value pricing at June 30, 2013, a portion of the portfolio was categorized as Level 2.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $1,761,853, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $1,231,109. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2013. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

June 30, 2013

	Number of	Value
	Shares	(U.S. $)
Common Stock – 96.63%
Consumer Discretionary – 17.57%
†Bally Technologies	67,000	$3,780,140
†Bloomin' Brands	96,640	2,404,403
†Buffalo Wild Wings	19,130	1,877,801
Cheesecake Factory	28,440	1,191,352
Choice Hotels International	49,000	1,944,810
Churchill Downs	814	64,184
†CST Brands	36,960	1,138,738
†Deckers Outdoor	14,000	707,140
Domino's Pizza	27,000	1,570,050
DSW Class A	24,810	1,822,791
†Fiesta Restaurant Group	11,000	378,290
†Five Below	17,090	628,228
†Francesca's Holdings	62,514	1,737,264
GNC Holdings	43,000	1,901,030
†Helen of Troy (Bermuda)	15,236	584,605
†Hibbett Sports	26,730	1,483,515
*†HomeAway	26,430	854,746
HSN	34,526	1,854,737
Inter Parfums	23,270	663,660
†iRobot	36,570	1,454,389
†Jarden	30,000	1,312,500
KAR Auction Services	28,000	640,360
†Life Time Fitness	80,248	4,021,227
†LKQ	90,000	2,317,500
†Madden (Steven)	30,715	1,485,992
†Noodles	5,200	191,100
*†Pandora Media	107,130	1,971,192
Pier 1 Imports	190,503	4,474,915
†Pinnacle Entertainment	66,951	1,316,926
Pool	36,000	1,886,760
PVH	22,000	2,751,100
†Quiksilver	167,475	1,078,539
Samsonite International	539,510	1,299,379
†Select Comfort	27,000	676,620
†Shutterfly	27,000	1,506,330
†Shutterstock	31,490	1,756,512
†Skechers U.S.A. Class A	58,328	1,400,455
†Stamps.com	27,191	1,071,053
†Tenneco	57,180	2,589,110
Vail Resorts	27,000	1,661,040
Williams-Sonoma	22,000	1,229,580
		64,680,063
Consumer Staples – 2.02%
B&G Foods	17,730	603,707
Casey's General Stores	46,530	2,799,245
†Chefs' Warehouse	65,000	1,118,000
†Elizabeth Arden	28,194	1,270,704
Spectrum Brands Holdings	28,618	1,627,506
		7,419,162
Energy – 4.66%
†Approach Resources	20,000	491,400
†Atwood Oceanics	55,000	2,862,750
†Diamondback Energy	20,050	668,066
†Dresser-Rand Group	11,000	659,780
†FMC Technologies	22,000	1,224,960
†Hornbeck Offshore Services	9,000	481,500
†Laredo Petroleum Holdings	20,000	411,200
†Painted Pony Petroleum (Canada)	123,100	989,296

†PDC Energy	19,000	978,120
†Rex Energy	65,050	1,143,579
†Rosetta Resources	48,310	2,054,141
SemGroup Class A	34,780	1,873,251
SM Energy	30,000	1,799,400
Trican Well Service (Canada)	113,450	1,508,423
		17,145,866
Financials – 11.52%
Allied World Assurance Company Holdings (Switzerland)	10,000	915,100
†Altisource Residential (Virgin Islands)	9,650	161,059
*†American Residential Properties	15,000	258,000
Argo Group International	2,100	89,019
Associated Banc-Corp	110,000	1,710,500
Berkshire Hills Bancorp	17,500	485,800
BioMed Realty Trust	61,000	1,234,030
†Blackhawk Network Holdings	79,000	1,832,800
City National	30,000	1,901,100
Coresite Realty	36,000	1,145,160
DuPont Fabros Technology	40,000	966,000
Education Realty Trust	215,000	2,199,450
†Enstar Group (Bermuda)	6,700	890,966
Extra Space Storage	44,000	1,844,920
Financial Engines	36,840	1,679,536
First Busey	177,800	800,100
First Commonwealth Financial	110,000	810,700
Kennedy-Wilson Holdings	24,000	399,360
Kite Realty Group Trust	245,000	1,477,350
Lakeland Financial	40,000	1,110,000
MB Financial	72,000	1,929,600
Pebblebrook Hotel Trust	45,900	1,186,515
Potlatch	26,520	1,072,469
Provident New York Bancorp	60,000	560,400
*Ryman Hospitality Properties	54,000	2,106,540
Sandy Spring Bancorp	43,000	929,660
SEI Investments	70,000	1,990,100
Simplicity Bancorp	54,674	792,773
Summit Hotel Properties	144,000	1,360,800
†SVB Financial Group	20,000	1,666,400
Tower Group International (Bermuda)	41,921	859,800
†Virtus Investment Partners	5,799	1,022,190
†WageWorks	76,797	2,645,657
†WisdomTree Investments	61,630	713,059
*†World Acceptance	19,000	1,651,860
		42,398,773
Healthcare – 11.88%
†Acadia Healthcare	38,277	1,265,820
†Akorn	46,000	621,920
†Algeta (Norway)	22,504	856,590
†Allscripts Healthcare Solutions	108,000	1,397,520
*†Alnylam Pharmaceutic	18,000	558,180
*†Arena Pharmaceuticals	87,890	676,753
†Ariad Pharmaceuticals	48,000	839,520
†BioMarin Pharmaceutical	18,000	1,004,220
†Cepheid	65,900	2,268,278
*†Coronado Biosciences	20,000	172,000
†Covance	25,270	1,924,058
†Cubist Pharmaceuticals	24,610	1,188,663
†DexCom	51,110	1,147,420
*†Exelixis	132,720	602,549
†HealthSouth	21,000	604,800
†HeartWare International	11,400	1,084,254
*†Immunogen	55,790	925,556
†Incyte	25,860	568,920
†Insulet	36,580	1,148,978
†InterMune	22,000	211,640
*†Ironwood Pharmaceuticals	60,350	600,483
†Medicines	36,010	1,107,668
†Mednax	22,000	2,014,760
†Mettler-Toledo International	20,000	4,024,000
†NPS Pharmaceuticals	138,090	2,085,159

†ONYX Pharmaceuticals	11,000	955,020
Patterson	51,000	1,917,600
†Salix Pharmaceuticals	25,780	1,705,347
*†Sarepta Therapeutics	22,000	837,100
†Seattle Genetics	85,000	2,674,100
†Sirona Dental Systems	34,000	2,239,920
†Synageva BioPharma	30,071	1,262,982
†Team Health Holdings	25,430	1,044,410
Techne	6,000	414,480
†TESARO	6,800	222,632
†WellCare Health Plans	27,943	1,552,234
		43,725,534
Industrials – 22.20%
*Acorn Energy	81,362	686,695
Acuity Brands	41,010	3,097,075
@Altra Holdings	53,218	1,457,109
AMETEK	105,000	4,441,500
Apogee Enterprises	42,670	1,024,080
Applied Industrial Technologies	32,665	1,578,699
†Armstrong World Industries	40,620	1,941,230
†Avis Budget Group	136,400	3,921,500
Briggs & Stratton	85,498	1,692,860
†CAI International	53,000	1,249,210
†Chart Industries	4,000	376,360
Chicago Bridge & Iron (Netherlands)	31,000	1,849,460
†DigitalGlobe	57,660	1,788,037
Donaldson	97,800	3,487,548
†DXP Enterprises	14,271	950,449
ESCO Technologies	64,200	2,078,796
Forward Air	35,000	1,339,800
Generac Holdings	55,600	2,057,756
H&E Equipment Services	17,742	373,824
HEICO Class A	50,000	1,845,500
†Hertz Global Holdings	56,500	1,401,200
†II-VI	90,000	1,463,400
Interface	90,000	1,527,300
Kennametal	41,000	1,592,030
†Kirby	16,000	1,272,640
Knoll	65,000	923,650
Landstar System	23,023	1,185,685
McGrath RentCorp	31,000	1,058,960
†Middleby	10,000	1,700,900
†Moog Class A	77,390	3,987,907
†MRC Global	28,000	773,360
Nordson	70,000	4,851,700
†Old Dominion Freight Line	42,626	1,774,094
†On Assignment	57,143	1,526,861
†Oshkosh	22,000	835,340
†Owens Corning	44,878	1,753,832
†Performant Financial	81,300	942,267
*†Polypore International	45,920	1,850,576
†RPX	33,692	566,026
†Rush Enterprises Class A	57,000	1,410,750
†Spirit Airlines	52,610	1,671,420
†Taylor Morrison Home Class A	70,551	1,720,033
†Teledyne Technologies	19,280	1,491,308
*Textainer Group Holdings (Bermuda)	36,000	1,383,840
†Thermon Group Holdings	20,000	408,000
Toro	35,000	1,589,350
†TrueBlue	75,620	1,591,801
*†WESCO International	32,539	2,211,350
		81,703,068
Information Technology – 22.14%
Amphenol Class A	28,400	2,213,496
†Angie's List	46,300	1,229,265
†ANSYS	36,000	2,631,600
†Aruba Networks	31,820	488,755
†Atmel	155,000	1,139,250
†Cadence Design Systems	168,165	2,435,029
†CalAmp	20,933	305,622

*†Concur Technologies	36,090	2,937,004
†Cornerstone OnDemand	30,820	1,334,198
†CoStar Group	11,270	1,454,619
†Dealertrack Technologies	54,800	1,941,564
*†Demandware	36,125	1,532,061
*†E2open	22,554	394,695
†Exa	55,000	566,500
†ExlService Holdings	80,000	2,364,800
Fair Isaac	15,720	720,448
*†FleetMatics Group (Ireland)	74,590	2,478,626
*Heartland Payment Systems	55,226	2,057,169
†Hittite Microwave	10,000	580,000
IAC/InterActiveCorp	44,373	2,110,380
†Imax (Canada)	55,300	1,374,758
†Imperva	47,630	2,145,255
*†Infinera	60,000	640,200
†Informatica	42,000	1,469,160
†IPG Photonics	57,608	3,498,534
†Ixia	185,494	3,413,090
†JDS Uniphase	156,180	2,245,868
†Lattice Semiconductor	306,037	1,551,608
†Liquidity Services	20,000	693,400
†LivePerson	78,750	705,206
†MICROS Systems	27,000	1,165,050
†NETGEAR	19,000	580,260
†ON Semiconductor	103,000	832,240
†PTC	60,790	1,491,179
*†RealPage	45,000	825,300
†Rogers	30,853	1,459,964
†SciQuest	182	4,559
†ServiceNow	39,891	1,611,197
†Splunk	19,520	904,947
†SPS Commerce	59,000	3,245,000
*†Stratasys	10,000	837,400
†SunEdison	139,806	1,142,215
†Trulia	63,390	1,970,795
†Tyler Technologies	11,361	778,797
†Ultratech	73,560	2,701,123
†Verint Systems	57,490	2,039,170
†Virtusa	116,590	2,583,634
†Web.com Group	136,450	3,493,120
†WEX	17,720	1,359,124
†WNS Holdings ADR	227,720	3,800,647
		81,477,881
Materials – 3.17%
Albemarle	16,000	996,640
Axiall	21,852	930,458
†Caesarstone Sdot-Yam (Israel)	39,443	1,074,033
†Headwaters	175,630	1,552,569
KapStone Paper & Packaging	83,547	3,356,918
†Louisiana-Pacific	107,912	1,596,018
Methanex (Canada)	20,619	882,287
Packaging Corp. of America	26,360	1,290,583
		11,679,506
Telecommunication Services – 1.47%
*†Boingo Wireless	75,000	465,750
†SBA Communications Class A	27,000	2,001,240
†tw telecom Class A	104,000	2,926,560
		5,393,550
Total Common Stock (cost $271,293,175)		355,623,403

Exchange-Traded Fund – 0.47%
*iShares Russell 2000 Growth Index Fund	15,494	1,727,736
Total Exchange-Traded Fund (cost $1,636,039)		1,727,736

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 2.99%
≠Discount Notes – 1.43%
Fannie Mae 0.06% 9/16/13	$766,667	766,618
Federal Home Loan Bank
0.045% 7/24/13	1,480,461	1,480,452
0.05% 7/26/13	141,812	141,811
0.055% 8/12/13	652,412	652,397
0.06% 7/2/13	892,143	892,143
0.06% 8/14/13	592,147	592,133
0.06% 8/16/13	194,499	194,494
0.06% 8/21/13	246,202	246,195
0.08% 8/30/13	320,234	320,223
		5,286,466
Repurchase Agreements – 1.06%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $1,394,169
(collateralized by U.S. government obligations 0.375%-2.25%
5/31/14-11/30/16; market value $1,442,046)	1,394,163	1,394,163

BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $636,253
(collateralized by U.S. government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $648,992)	636,250	636,250

BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $1,858,885
(collateralized by U.S. government obligations 0.25%
3/31/14-8/31/14; market value $1,896,062)	1,858,884	1,858,884
		3,889,297

≠U.S. Treasury Obligations – 0.50%
U.S. Treasury Bills
0.03% 7/25/13	820,578	820,569
0.05% 9/26/13	1,011,773	1,011,693
		1,832,262
Total Short-Term Investments (cost $11,007,778)		11,008,025

Total Value of Securities Before Securities Lending Collateral – 100.09%
(cost $283,936,992)		368,359,164

	Number of
	Shares
**Securities Lending Collateral – 0.46%
Investment Companies
Delaware Investments Collateral Fund No.1	1,665,551	1,665,551
†@Mellon GSL Reinvestment Trust II	348,710	0
Total Securities Lending Collateral (cost $2,014,261)		1,665,551

©Total Value of Securities – 100.55%
(cost $285,951,253)		370,024,715
**Obligation to Return Securities Lending Collateral – (0.55%)		(2,014,261)
Receivables and Other Assets Net of Other Liabilities – 0.00%		8,932
Net Assets Applicable to 25,821,659 Shares Outstanding – 100.00%		$368,019,386

†Non income producing security.
*Fully or partially on loan.
@Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $1,457,109, which represented 0.40% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes” for additional information on securities lending collateral.
©Includes $1,936,281 of securities loaned.

The following foreign currency exchange contracts were outstanding at June 30, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	CAD	(53,238)	USD	50,678	7/2/13	$50
MNB	CAD	(47,048)	USD	44,911	7/3/13	170
MNB	GBP	(36,359)	USD	55,960	7/1/13	393
						$613

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
CAD – Canadian Dollar
GBP – British Pound Sterling
MNB – Mellon National Bank
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements. In regards to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings, a portion of which may be reclaimable. Withholding taxes on foreign dividends and reclaims have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income, and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$286,730,156
Aggregate unrealized appreciation	$89,261,837
Aggregate unrealized depreciation	(5,967,278)
Net unrealized appreciation	$83,294,559

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$355,623,403	$-	$-	$355,623,403
Exchange-Traded Fund	1,727,736	-	-	1,727,736
Short-Term Investments	-	11,008,025	-	11,008,025
Securities Lending Collateral	-	1,665,551	-	1,665,551
Total	$357,351,139	$12,673,576	$-	$370,024,715
Foreign Currency Exchange
Contracts	$-	$613	$-	$613

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $1,936,281, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2013, the value of invested collateral was $1,665,551. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2013. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

June 30, 2013

	Number of	Value
	Shares	(U.S. $)
²Common Stock – 92.75%
Consumer Discretionary – 12.80%
Advance Auto Parts	28,700	$2,329,579
†Ascena Retail Group	86,500	1,509,425
bebe Stores	348,192	1,953,357
†Borg Warner	15,100	1,300,865
†Crocs	172,800	2,851,200
Family Dollar Stores	20,100	1,252,431
*Finish Line Class A	78,000	1,705,080
Foot Locker	37,600	1,320,888
Garmin (Switzerland)	77,900	2,816,864
†Genesco	12,000	803,880
Hooker Furniture	153,694	2,499,064
*†Jos. A. Bank Clothiers	40,602	1,677,675
Lear	41,100	2,484,906
†Life Time Fitness	49,200	2,465,412
†MaidenForm Brands	60,000	1,039,800
PETsMART	17,100	1,145,529
Ruth's Hospitality Group	189,053	2,281,870
Signet Jewelers (Bermuda)	35,000	2,360,050
Spartan Motors	486,538	2,977,613
*Staples	249,000	3,949,140
Tupperware Brands	28,500	2,214,165
†Winnebago Industries	136,001	2,854,661
†WMS Industries	11,600	295,916
		46,089,370
Consumer Staples – 1.01%
Dr Pepper Snapple Group	24,300	1,116,099
Sanderson Farms	38,000	2,523,960
		3,640,059
Energy – 4.42%
*†Approach Resources	46,700	1,147,419
†Cloud Peak Energy	66,500	1,095,920
CONSOL Energy	44,400	1,203,240
†Evolution Petroleum	34,553	376,973
Gulf Island Fabrication	91,675	1,755,576
*†Newpark Resources	295,350	3,245,897
†PDC Energy	23,700	1,220,076
†Rex Energy	112,400	1,975,992
*†Ultra Petroleum	95,000	1,882,900
†Vaalco Energy	351,803	2,012,313
		15,916,306
Financials – 11.45%
Alexandria Real Estate Equities	37,692	2,477,118
Aspen Insurance Holdings (Bermuda)	33,500	1,242,515
AXIS Capital Holdings (Bermuda)	53,600	2,453,808
BankUnited	79,300	2,062,593
City Holding	67,979	2,647,782
Comerica	7,100	282,793
DiamondRock Hospitality	127,700	1,190,164
*Digital Realty Trust	29,800	1,817,800
Dime Community Bancshares	182,626	2,797,830
East West Bancorp	49,600	1,364,000
First Financial Bancorp	125,100	1,863,990
†Hallmark Financial Services	266,778	2,438,351
HCC Insurance Holdings	56,900	2,452,959
Horace Mann Educators	129,376	3,154,187
Inland Real Estate	126,000	1,287,720
Lazard Class A (Bermuda)	38,100	1,224,915
Potlatch	42,803	1,730,953
PrivateBancorp	83,100	1,762,551
Safety Insurance Group	3,900	189,189
†SVB Financial Group	29,400	2,449,608
Wintrust Financial	65,700	2,514,996
XL Group (Ireland)	60,000	1,819,200
		41,225,022

Healthcare – 2.28%
†Cambrex	14,701	205,373
†CareFusion	73,700	2,715,845
DENTSPLY International	27,400	1,122,304
†Hologic	91,500	1,765,950
†Mednax	26,300	2,408,554
		8,218,026
Industrials – 30.18%
AAON	96,556	3,194,072
†ACCO Brands	337,200	2,144,592
Acuity Brands	38,000	2,869,760
†Aegion	63,000	1,418,130
AGCO	22,500	1,129,275
Albany International	52,600	1,734,748
AMETEK	52,875	2,236,613
Apogee Enterprises	49,200	1,180,800
Avery Dennison	70,000	2,993,200
†BE Aerospace	37,200	2,346,576
†Boise Cascade	42,300	1,074,843
Brady Class A	53,300	1,637,909
Carlisle	43,300	2,698,023
†Clean Harbors	22,600	1,141,978
†Colfax	58,500	3,048,435
Crane	33,300	1,995,336
*†Diana Shipping (Greece)	265,100	2,661,604
Dover	48,700	3,782,042
Encore Wire	84,507	2,881,689
Ennis	144,790	2,503,419
Equifax	39,297	2,315,772
†Federal Signal	268,000	2,345,000
†Foster Wheeler (Switzerland)	107,700	2,338,167
Graham	127,157	3,818,525
Granite Construction	84,400	2,511,744
Griffon	53,300	599,625
Harsco	55,000	1,275,450
Houston Wire & Cable	146,063	2,021,512
Hubbell Class B	40,100	3,969,900
IDEX	27,700	1,490,537
Ingersoll-Rand (Ireland)	30,000	1,665,600
Kennametal	88,600	3,440,338
Knoll	154,824	2,200,049
ManpowerGroup	37,100	2,033,080
McGrath RentCorp	86,476	2,954,020
Primoris Services	51,900	1,023,468
Robert Half International	30,800	1,023,484
†Rush Enterprises Class A	57,300	1,418,175
Stanley Black & Decker	41,000	3,169,300
*TAL International Group	25,900	1,128,463
Tennant	40,988	1,978,491
Timken	77,700	4,372,956
†Trex	28,200	1,339,218
Trinity Industries	29,800	1,145,512
†TrueBlue	171,300	3,605,865
Tyco International (Switzerland)	28,400	935,780
US Ecology	102,481	2,812,079
Watts Water Technologies Class A	48,801	2,212,637
*†WESCO International	41,800	2,840,728
		108,658,519
Information Technology – 17.49%
*Adtran	8,000	196,880
†Advanced Energy Industries	141,925	2,470,914
*†AVG Technologies (Netherlands)	62,200	1,209,790
Broadridge Financial Solutions	94,100	2,501,178
Brooks Automation	175,500	1,707,615
†Cabot Microelectronics	3,800	125,438
†CACI International Class A	19,000	1,206,310
†Checkpoint Systems	116,600	1,654,554
†Digi International	85,000	796,450
†Diodes	23,000	597,310
†Fairchild Semiconductor International	185,100	2,554,380
†Flextronics International (Singapore)	497,700	3,852,198
FLIR Systems	10,100	272,397

Global Payments	53,000	2,454,960
Harris	27,100	1,334,675
Henry (Jack) & Associates	28,000	1,319,640
Infineon Technologies (Germany)	100,000	836,993
†Ingram Micro Class A	98,000	1,861,020
*j2 Global	73,100	3,107,481
†KEMET	200,000	822,000
KLA-Tencor	22,400	1,248,352
†Lam Research	31,900	1,414,446
*†LeapFrog Enterprises	284,500	2,799,480
†LTX-Credence	205,300	1,229,747
Methode Electronics	212,252	3,610,407
Micrel	258,111	2,550,137
†Plexus	138,661	4,144,577
†Rudolph Technologies	234,342	2,624,630
†ScanSource	86,581	2,770,592
†Synaptics	73,625	2,838,980
*†Teradyne	99,600	1,749,972
†Unisys	134,287	2,963,714
†VASCO Data Security International	257,534	2,140,108
		62,967,325
Materials – 12.08%
Ashland	29,700	2,479,950
Cabot	44,000	1,646,480
Carpenter Technology	62,000	2,794,340
Celanese Class A	45,000	2,016,000
†Chemtura	85,000	1,725,500
Eastman Chemical	46,600	3,262,466
Fuller (H.B.)	38,000	1,436,780
KMG Chemicals	142,268	3,001,855
†Landec	237,153	3,132,791
Minerals Technologies	67,800	2,802,852
*†Molycorp	110,000	682,000
Olympic Steel	51,081	1,251,485
†Owens-Illinois	97,000	2,695,630
Packaging Corp. of America	51,600	2,526,336
PolyOne	119,000	2,948,820
Rock-Tenn Class A	25,700	2,566,916
Sealed Air	140,500	3,364,975
Sonoco Products	77,600	2,682,632
Zep	30,000	474,900
		43,492,708
Telecommunication Services – 0.58%
†Vonage Holdings	737,600	2,087,408
		2,087,408
Utilities – 0.46%
CMS Energy	60,300	1,638,352
		1,638,352
Total Common Stock (cost $261,029,761)		333,933,095

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 7.43%
≠Discount Notes – 5.13%
Fannie Mae 0.06% 9/16/13	$2,931,634	2,931,446
Federal Home Loan Bank
0.045% 7/24/13	3,330,656	3,330,635
0.05% 7/26/13	714,162	714,156
0.055% 8/12/13	1,269,380	1,269,350
0.06% 7/2/13	4,396,605	4,396,605
0.06% 8/14/13	2,982,034	2,981,963
0.06% 8/16/13	979,492	979,467
0.06% 8/21/13	1,239,864	1,239,829
0.08% 8/30/13	623,070	623,049
		18,466,500
Repurchase Agreements – 1.61%
Bank of America 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $2,074,604
(collateralized by U.S. government obligations 0.375%-2.25%
5/31/14-11/30/16; market value $2,116,087)	2,074,595	2,074,595

BNP Paribas 0.05%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $946,780
(collateralized by U.S. government obligations 0.25%-0.375%
6/30/14-2/15/16; market value $965,737)	946,776	946,776

BNP Paribas 0.005%, dated 6/28/13, to be
repurchased on 7/1/13, repurchase price $2,766,127
(collateralized by U.S. government obligations 0.25%
3/31/14-8/31/14; market value $2,821,449)	2,766,126	2,766,126
		5,787,497
≠U.S. Treasury Obligations – 0.69%
U.S. Treasury Bills
0.03% 7/25/13	1,086,772	1,086,761
0.05% 9/26/13	1,416,046	1,415,934
		2,502,695
Total Short-Term Investments (cost $26,755,957)		26,756,692

Total Value of Securities Before Securities Lending Collateral – 100.18%
(cost $287,785,718)		360,689,787

	Number of
	Shares
**Securities Lending Collateral – 0.51%
Investment Companies
Delaware Investments Collateral Fund No.1	1,819,894	1,819,894
†@Mellon GSL Reinvestment Trust II	180,092	0
Total Securities Lending Collateral (cost $1,999,986)		1,819,894

©Total Value of Securities – 100.69%
(cost $289,785,704)		362,509,681
**Obligation to Return Securities Lending Collateral – (0.56%)		(1,999,986)
«Other Liabilities Net of Receivables and Other Assets – (0.13%)		(470,382)
Net Assets Applicable to 26,809,815 Shares Outstanding – 100.00%		$360,039,313

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes” for additional information on securities lending collateral and non-cash collateral.
@Illiquid security. At June 30, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
©Includes $2,011,773 of securities loaned.
«Includes foreign currency valued at $15,621 with a cost of $15,668.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust (Trust) – Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (March 31, 2010–March 31, 2013), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 28, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars daily at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Trust are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$290,277,289
Aggregate unrealized appreciation	$77,247,393
Aggregate unrealized depreciation	(5,015,001)
Net unrealized appreciation	$72,232,392

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$333,933,095	$-	$-	$333,933,095
Short-Term Investments	-	26,756,692	-	26,756,692
Securities Lending Collateral	-	1,819,894	-	1,819,894
Total	$333,933,095	$28,576,586	$-	$362,509,681

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended June 30, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Securities Lending
The Fund may lend may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At June 30, 2013, the value of securities on loan was $2,011,773, for which the Fund received collateral, comprised of non-cash collateral valued at $34, and cash collateral of $1,999,986. At June 30, 2013, the value of invested collateral was $1,819,894. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended June 30, 2013. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of June 30, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: